UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Duration Income Fund (EVV)

Semiannual Report

September 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2017

Eaton Vance

Limited Duration Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Board of Trustees’ Contract Approval	65

Officers and Trustees	68

Important Notices	69

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Performance1

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Michael W. Weilheimer, CFA, Catherine McDermott, Andrew Szczurowski, CFA, and Eric A. Stein, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	3.85%	7.83%	6.34%	7.52%
Fund at Market Price	—	5.00	9.99	4.40	7.39

% Premium/Discount to NAV[2]
					–7.45%

Distributions[3]
Total Distributions per share for the period					$0.484
Distribution Rate at NAV					6.38%
Distribution Rate at Market Price					6.89%

% Total Leverage[4]
Auction Preferred Shares (APS)					9.65%
Borrowings					26.62

Fund Profile

Asset Allocation (% of total investments)5

MBS refers to Mortgage-Backed Securities

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[5]	Asset allocation as a percentage of the Fund’s net assets amounted to 157.0%.

Fund profile subject to change due to active management.

3

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 52.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.5%
Accudyne Industries, LLC
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	775	$777,906
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	172	171,575
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	231	186,096
TransDigm, Inc.
Term Loan, 4.33%, (USD LIBOR + 3.00%), Maturing June 4, 2021(4)	2,370	2,379,449
Term Loan, 4.27%, (USD LIBOR + 3.00%), Maturing June 9, 2023(4)	3,300	3,311,532
Term Loan, 4.26%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)	1,409	1,413,418
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	1,093	1,087,037

		$9,327,013

Automotive — 1.4%
Allison Transmission, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022	1,783	$1,792,396
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	3,530	3,529,945
Apro, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	300	302,625
CS Intermediate Holdco 2, LLC
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	1,716	1,723,102
Dayco Products, LLC
Term Loan, 6.32%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	1,197	1,205,978
FCA US, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,597	1,604,797
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	4,784	4,810,256
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019	2,258	2,265,860

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Horizon Global Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		430	$435,488
Sage Automotive Interiors, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		868	874,951
TI Group Automotive Systems, LLC
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing June 30, 2022	EUR	931	1,111,215
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022		1,397	1,401,301
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		3,180	3,194,607

			$24,252,521

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc.
Term Loan, 4.06%, (2 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,581	$2,598,241
Flavors Holdings, Inc.
Term Loan, 7.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		893	843,412
Term Loan - Second Lien, 11.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	750,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		375	377,813

			$4,569,466

Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020(6)		963	$968,725
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		2,345	2,345,401
Salient Partners L.P.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		842	816,679

			$4,130,805

Building and Development — 1.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023		3,035	$3,050,397

4	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
CPG International, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,731	$1,738,187
DTZ U.S. Borrower, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	4,163	4,178,000
Hanjin International Corp.
Term Loan, Maturing September 20, 2020(5)	550	551,375
HD Supply Waterworks Ltd.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	850	854,463
Henry Company, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023	2,357	2,379,286
Quikrete Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	3,102	3,101,562
RE/MAX International, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,268	2,277,804
Realogy Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	924	929,725
Summit Materials Companies I, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 17, 2022	709	715,184
Werner FinCo L.P.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	775	778,149
WireCo WorldGroup, Inc.
Term Loan, 6.82%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	693	701,316
Term Loan - Second Lien, 10.32%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,650	1,661,344

		$22,916,792

Business Equipment and Services — 4.2%
Acosta Holdco, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	2,226	$1,985,044
AlixPartners, LLP
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 4, 2024	2,189	2,198,577
Altisource Solutions S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	1,507	1,408,871

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Avatar Purchaser, Inc.
Term Loan, Maturing September 6, 2024(5)	1,425	$1,425,000
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.52%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)	599	602,037
Camelot UK Holdco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 3, 2023	1,361	1,367,985
Cast and Crew Payroll, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 26, 2024	473	474,102
Change Healthcare Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	7,686	7,712,316
Corporate Capital Trust, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	2,213	2,219,422
CPM Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	343	347,879
Crossmark Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	1,979	1,344,612
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	1,446	1,445,321
DigiCert, Inc.
Term Loan, Maturing September 20, 2024(5)	1,050	1,061,419
Education Management, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	466	261,259
Term Loan, 8.80%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)	885	0
EIG Investors Corp.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	3,863	3,905,677
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	425	428,392
Extreme Reach, Inc.
Term Loan, 7.59%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	1,725	1,721,949
First Data Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	5,085	5,096,625

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Garda World Security Corporation
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing May 24, 2024		2,200	$2,222,567
Term Loan, 6.03%, (3 mo. CAD LIBOR + 4.75%), Maturing May 24, 2024	CAD	1,022	821,986
Global Payments, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		1,058	1,062,902
GreenSky Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		1,825	1,825,000
IG Investment Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing October 31, 2021		2,485	2,509,231
Information Resources, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		1,020	1,030,329
ION Trading Finance Limited
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing August 11, 2023	EUR	1,331	1,589,960
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing August 11, 2023		446	445,341
J.D. Power and Associates
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		1,190	1,197,128
KAR Auction Services, Inc.
Term Loan, 3.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		2,211	2,225,386
Kronos Incorporated
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		6,972	7,019,680
Monitronics International, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,934	2,918,116
PGX Holdings, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,561	1,562,055
Prime Security Services Borrower, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,011	2,029,538
Spin Holdco, Inc.
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		3,957	3,974,623
Techem GmbH
Term Loan, Maturing July 31, 2024(5)	EUR	1,425	1,697,190

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Tempo Acquisition, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		998	$999,578
Trans Union, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		295	295,296
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		1,465	1,466,231
Vantiv, LLC
Term Loan, Maturing August 7, 2024(5)		1,075	1,078,192
Term Loan, Maturing September 18, 2024(5)		300	300,525
Vestcom Parent Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		620	625,740
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		312	313,200

			$74,216,281

Cable and Satellite Television — 2.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2019		783	$785,573
Charter Communications Operating, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2020		358	359,563
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		2,389	2,401,065
CSC Holdings, LLC
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		4,055	4,034,639
MCC Iowa, LLC
Term Loan, 3.70%, (1 week USD LIBOR + 2.50%), Maturing January 29, 2021		1,101	1,109,720
Mediacom Illinois, LLC
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing February 15, 2024		632	635,043
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	524	622,622
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,145	2,141,442
Radiate Holdco, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		846	835,575

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Telenet Financing USD, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025		3,450	$3,463,897
UPC Financing Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 15, 2025		3,100	3,114,669
Virgin Media Bristol, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		8,050	8,089,622
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,625	3,126,403
Ziggo Secured Finance Partnership
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		4,150	4,154,324

			$34,874,157

Chemicals and Plastics — 2.4%
Alpha 3 B.V.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		648	$651,752
Aruba Investments, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing February 2, 2022		368	369,688
Ashland, Inc.
Term Loan, 3.29%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		623	626,555
Avantor, Inc.
Term Loan, Maturing September 7, 2024(5)		1,375	1,379,297
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		2,918	2,935,771
Chemours Company (The)
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		528	531,444
Emerald Performance Materials, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		648	652,856
Term Loan - Second Lien, 8.99%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		725	726,133
Ferro Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		498	500,376
Flint Group GmbH
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		193	188,553

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Flint Group US, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,165	$1,140,590
Gemini HDPE, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 7, 2021		2,037	2,048,942
Huntsman International, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023		1,011	1,017,680
Ineos Finance PLC
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing March 31, 2022	EUR	512	609,097
Ineos US Finance, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2022		829	834,397
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		769	774,476
Kraton Polymers, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		1,663	1,684,890
MacDermid, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 7, 2020		390	392,378
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,928	2,944,381
Minerals Technologies, Inc.
Term Loan, 3.52%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		1,191	1,198,047
Orion Engineered Carbons GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 25, 2021	EUR	1,058	1,267,799
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2021		728	731,171
OXEA Finance, LLC
Term Loan, 4.48%, (USD LIBOR + 3.25%), Maturing January 15, 2020(4)		1,227	1,220,949
PolyOne Corporation
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		590	593,557
PQ Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		1,457	1,471,946
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	1,261	1,512,499
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		387	386,341

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Sonneborn Refined Products B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	83	$83,175
Sonneborn, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	468	471,324
Tata Chemicals North America, Inc.
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	1,019	1,026,221
Trinseo Materials Operating S.C.A.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2024	2,842	2,865,682
Tronox Blocked Borrower, LLC
Term Loan, Maturing September 22, 2024(5)	1,141	1,146,896
Tronox Finance, LLC
Term Loan, Maturing September 22, 2024(5)	2,634	2,646,684
Unifrax Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 4, 2024	623	629,088
Univar, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 1, 2022	3,773	3,791,345
Venator Materials Corporation
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	425	427,391
Versum Materials, Inc.
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 29, 2023	718	722,348

		$42,201,719

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	274	$274,998
Spectrum Brands, Inc.
Term Loan, 3.31%, (3 mo. USD LIBOR + 2.00%), Maturing June 23, 2022	2,233	2,247,164

		$2,522,162

Containers and Glass Products — 1.3%
Berry Plastics Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022	1,023	$1,025,755
BWAY Holding Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	1,122	1,125,694

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Consolidated Container Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		450	$453,445
Flex Acquisition Company, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		2,294	2,297,691
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,925	2,280,717
Libbey Glass, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,008	931,956
Multi Color Corporation
Term Loan, Maturing September 20, 2024(5)		375	376,875
Pelican Products, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		358	359,778
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		10,041	10,093,339
Ring Container Technologies Group, LLC
Term Loan, Maturing September 27, 2024(5)		525	526,313
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		2,802	2,816,147

			$22,287,710

Cosmetics/Toiletries — 0.3%
Coty, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		1,034	$1,030,398
Galleria Co.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023		2,100	2,101,287
KIK Custom Products, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing August 26, 2022		1,690	1,706,041
Prestige Brands, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 26, 2024		694	697,599

			$5,535,325

Drugs — 2.0%
Alkermes, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		1,141	$1,149,629

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Amneal Pharmaceuticals, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		4,617	$4,650,805
Arbor Pharmaceuticals, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,901	2,940,509
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,411	5,472,316
Horizon Pharma, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.75%), Maturing March 29, 2024		1,093	1,103,383
Jaguar Holding Company II
Term Loan, 4.04%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		6,462	6,501,677
Mallinckrodt International Finance S.A.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		3,963	3,962,892
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 1, 2022		9,018	9,188,308

			$34,969,519

Ecological Services and Equipment — 0.4%
Advanced Disposal Services, Inc.
Term Loan, 3.95%, (1 week USD LIBOR + 2.75%), Maturing November 10, 2023		2,488	$2,508,981
EnergySolutions, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		1,793	1,821,011
GFL Environmental, Inc.
Term Loan, 5.08%, (3 mo. CAD LIBOR + 3.75%), Maturing September 27, 2023	CAD	1,584	1,271,072
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		965	971,886
Wrangler Buyer Corp.
Term Loan, Maturing September 20, 2024(5)		575	578,235

			$7,151,185

Electronics/Electrical — 5.1%
Almonde, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		3,000	$3,015,945

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics/Electrical (continued)
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	408	$392,830
Applied Systems, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	2,500	2,527,083
Aptean, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	1,567	1,582,992
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2023	2,311	2,324,367
Campaign Monitor Finance Pty. Limited
Term Loan, 6.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	896	885,608
CommScope, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	1,802	1,808,324
CPI International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	725	726,473
Cypress Semiconductor Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	1,283	1,291,798
Electrical Components International, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	2,004	2,019,710
Electro Rent Corporation
Term Loan, 6.27%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024	1,464	1,477,662
Entegris, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	224	225,865
Exact Merger Sub, LLC
Term Loan, Maturing September 19, 2024(5)	675	677,531
Excelitas Technologies Corp.
Term Loan, 6.34%, (3 mo. USD LIBOR + 5.00%), Maturing October 31, 2020	1,969	1,975,591
Eze Castle Software, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2020	727	731,045
Go Daddy Operating Company, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 15, 2024	6,352	6,375,646

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics/Electrical (continued)
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023	825	$835,165
Hyland Software, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	3,790	3,830,180
Infoblox, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023	1,047	1,056,213
Infor (US), Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	9,080	9,073,497
Informatica Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022	3,601	3,607,809
Lattice Semiconductor Corporation
Term Loan, 5.48%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	615	619,949
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	1,500	1,497,743
MA FinanceCo., LLC
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	4,652	4,658,178
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	558	558,678
MH Sub I, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing September 13, 2024	575	572,690
Microsemi Corporation
Term Loan, 3.55%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2023	503	504,391
MTS Systems Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	1,584	1,597,860
Renaissance Learning, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	897	903,755
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022	300	301,625
Rocket Software, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	1,361	1,377,415
Seattle Spinco, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	3,767	3,772,888

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics/Electrical (continued)
SGS Cayman L.P.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.375%), Maturing April 23, 2021	257	$246,571
SkillSoft Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	5,058	4,787,569
Southwire Company
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 10, 2021	1,287	1,294,143
SS&C Technologies, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	98	98,866
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	1,858	1,869,349
SurveyMonkey, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	998	1,008,722
Sutherland Global Services, Inc.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.375%), Maturing April 23, 2021	1,102	1,059,258
Switch Ltd.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	274	276,781
Synchronoss Technologies, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 19, 2024	920	880,875
Syncsort Incorporated
Term Loan, 6.31%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	1,650	1,633,500
Tibco Software, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	623	627,048
Uber Technologies
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	3,614	3,627,502
Veritas Bermuda Ltd.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	3,732	3,761,835
VF Holding Corp.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	2,797	2,810,345
Wall Street Systems Delaware, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 26, 2023	860	864,578
Western Digital Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2023	2,686	2,709,605

		$90,363,053

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.9%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing September 20, 2020	324	$325,635
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 3, 2022	6,888	6,909,274
Delos Finance S.a.r.l.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023	3,275	3,299,271
Flying Fortress, Inc.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing October 30, 2022	4,712	4,744,059

		$15,278,239

Financial Intermediaries — 2.1%
Americold Realty Operating Partnership L.P.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	505	$511,374
Armor Holding II, LLC
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	1,723	1,742,292
Term Loan - Second Lien, 10.34%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	2,475	2,484,281
Citco Funding, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	4,057	4,093,289
Clipper Acquisitions Corp.
Term Loan, 3.57%, (3 mo. USD LIBOR + 2.25%), Maturing February 6, 2020	1,572	1,578,632
Donnelley Financial Solutions, Inc.
Term Loan, 7.25%, (3 mo. USD Prime + 3.00%), Maturing September 30, 2023	1,214	1,219,963
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022	1,300	1,314,138
Focus Financial Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	1,225	1,236,791
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	1,288	1,311,444
Guggenheim Partners, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	3,073	3,096,866
Harbourvest Partners, LLC
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	739	738,654

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
LPL Holdings, Inc.
Term Loan, 3.65%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)		1,596	$1,600,988
MIP Delaware, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		226	226,420
NXT Capital, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing November 22, 2022		3,053	3,095,099
Ocwen Financial Corporation
Term Loan, 6.23%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		457	456,425
Quality Care Properties, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022		5,037	5,068,418
Sesac Holdco II, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 23, 2024		647	646,211
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing June 1, 2024		575	582,906
Walker & Dunlop, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing December 11, 2020		832	840,820
Walter Investment Management Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		5,467	5,026,983

			$36,871,994

Food Products — 1.6%
American Seafoods Group, LLC
Term Loan, 4.56%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		375	$376,594
Badger Buyer Corp.
Term Loan, Maturing September 26, 2024(5)		400	398,000
Blue Buffalo Company Ltd.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		1,122	1,132,708
Del Monte Foods, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		4,149	3,587,575
Dole Food Company, Inc.
Term Loan, 4.02%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,988	1,996,609
Froneri International PLC
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	1,500	1,799,321

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
High Liner Foods Incorporated
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		1,005	$1,008,490
HLF Financing S.a.r.l.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		1,733	1,750,095
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	526	628,825
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		2,451	2,465,259
JBS USA, LLC
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		7,463	7,379,479
Nature’s Bounty Co. (The)
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,675	2,654,659
Nomad Foods Europe Midco Limited
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024		675	679,852
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		943	946,411
Post Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		1,870	1,876,275

			$28,680,152

Food Service — 1.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.52%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		7,598	$7,599,215
Centerplate, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.75%), Maturing November 26, 2019		1,125	1,125,893
NPC International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		998	1,005,189
Pizza Hut Holdings, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		1,188	1,194,818
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		311	312,484
TKC Holdings, Inc.
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		1,219	1,229,083

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
Weight Watchers International, Inc.
Term Loan, 4.53%, (USD LIBOR + 3.25%), Maturing April 2, 2020(4)	4,606	$4,557,395
Welbilt, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	1,860	1,874,403

		$18,898,480

Food/Drug Retailers — 0.5%
Albertsons, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	3,665	$3,535,263
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	695	669,850
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,258	3,137,331
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing August 21, 2020	550	553,781
Term Loan - Second Lien, 5.12%, (1 mo. USD LIBOR + 3.875%), Maturing June 21, 2021	700	704,813
Supervalu, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	261	251,148
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	435	418,580

		$9,270,766

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	2,228	$2,244,206

		$2,244,206

Health Care — 5.1%
Acadia Healthcare Company, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022	292	$294,212
ADMI Corp.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022	1,865	1,883,652
Akorn, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	1,115	1,129,173

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alere, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 18, 2022	1,867	$1,870,380
Alliance Healthcare Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 3, 2019	1,349	1,351,668
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	1,286	1,292,898
Auris Luxembourg III S.a.r.l.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	975	980,541
Beaver-Visitec International, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	965	965,250
BioClinica, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	794	781,429
CareCore National, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	3,396	3,438,889
Carestream Dental Equiment, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	425	424,823
CeramTec Acquisition Corporation
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	172	173,161
CHG Healthcare Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 7, 2023	2,611	2,641,410
Community Health Systems, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	2,491	2,482,924
Concentra, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	596	597,944
Convatec, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	697	700,853
CPI Holdco, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing March 21, 2024	771	777,873
DaVita HealthCare Partners, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	3,765	3,794,601

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
DJO Finance, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 8, 2020	2,573	$2,571,535
Envision Healthcare Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	8,365	8,428,215
Equian, LLC
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	111	112,949
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	362	367,083
Faenza Acquisition GmbH
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	421	422,790
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	1,387	1,394,053
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	693	697,778
GHX Ultimate Parent Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	723	728,611
Greatbatch Ltd.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 27, 2022	1,857	1,866,130
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	4,005	4,016,934
INC Research, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	525	527,297
Indivior Finance S.a.r.l.
Term Loan, 7.32%, (3 mo. USD LIBOR + 6.00%), Maturing December 19, 2019	973	981,045
Kindred Healthcare, Inc.
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	3,284	3,289,244
Kinetic Concepts, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	3,192	3,183,024
KUEHG Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,970	1,973,004
Term Loan - Second Lien, 9.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	425	425,000

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Medical Depot Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	859	$810,834
Medical Solutions, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	499	503,114
MMM Holdings, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	993	973,107
MPH Acquisition Holdings, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,705	2,727,475
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	722	707,444
National Mentor Holdings, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	676	682,360
New Millennium Holdco, Inc.
Term Loan, 7.735%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	357	184,041
Onex Carestream Finance L.P.
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing June 7, 2019	319	319,005
Opal Acquisition, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	2,285	2,161,462
Ortho-Clinical Diagnostics SA
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	4,064	4,080,855
Parexel International Corporation
Term Loan, Maturing August 7, 2024(5)	2,925	2,949,131
PharMerica Corporation
Term Loan, Maturing September 26, 2024(5)	875	879,922
Press Ganey Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 21, 2023	868	874,137
Quintiles IMS Incorporated
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	3,343	3,368,688
Term Loan, Maturing January 31, 2025(5)	1,525	1,534,531
RadNet, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,909	1,923,573
Select Medical Corporation
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing March 1, 2021	1,940	1,961,156

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.24%, (1 week USD LIBOR + 3.00%), Maturing May 15, 2022	833	$834,105
Surgery Center Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,100	1,092,609
Team Health Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,413	2,379,698
Tecomet, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing May 2, 2024	898	902,613
U.S. Anesthesia Partners, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024	1,072	1,066,951

		$89,483,184

Home Furnishings — 0.4%
Bright Bidco B.V.
Term Loan, 5.82%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)	1,596	$1,612,958
Serta Simmons Bedding, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	5,298	5,154,879

		$6,767,837

Industrial Equipment — 2.6%
Apex Tool Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020	3,268	$3,180,964
Blount International, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing April 12, 2023	1,139	1,150,597
Clark Equipment Company
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 18, 2024	2,512	2,529,909
Delachaux S.A.
Term Loan, 4.83%, (USD LIBOR + 3.50%), Maturing October 28, 2021(4)	544	549,468
Dragon Merger Sub, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	950	961,281
DXP Enterprises, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023	575	573,203

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Engineered Machinery Holdings, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024(2)		150	$149,838
Term Loan, 4.56%, (2 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,150	1,152,600
EWT Holdings III Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021		2,038	2,063,342
Filtration Group Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		2,322	2,339,568
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	457	539,801
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,450	1,452,801
Gates Global, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing April 1, 2024	EUR	995	1,185,546
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 1, 2024		5,060	5,087,398
Generac Power Systems, Inc.
Term Loan, 3.55%, (3 mo. USD LIBOR + 2.25%), Maturing May 31, 2023		1,587	1,592,331
Hayward Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		500	503,854
Husky Injection Molding Systems Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		3,265	3,290,554
Milacron, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 28, 2023		3,325	3,344,964
Paladin Brands Holding, Inc.
Term Loan, Maturing August 15, 2022(5)		1,100	1,106,875
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022(6)	EUR	1,100	1,321,054
Rexnord, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		6,828	6,859,418
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		1,900	1,918,407
Signode Industrial Group US, Inc.
Term Loan, 4.03%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		1,203	1,205,311

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
STS Operating, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 12, 2021	374	$377,000
Tank Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing March 16, 2022	709	709,812

		$45,145,896

Insurance — 1.7%
Alliant Holdings I, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	2,792	$2,806,782
AmWINS Group, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	2,581	2,588,742
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	5,926	5,951,435
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	2,823	2,839,747
Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	1,775	1,818,543
Cunningham Lindsey U.S., Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	2,594	2,545,050
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020(3)	572	533,519
Hub International Limited
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	5,640	5,682,367
NFP Corp.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	1,144	1,154,098
USI Holdings Corporation
Term Loan, Maturing July 26, 2024(5)	650	648,781
USI, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,600	2,592,145

		$29,161,209

Leisure Goods/Activities/Movies — 2.3%
AMC Entertainment, Inc.
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	647	$645,214

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods/Activities/Movies (continued)
Ancestry.com Operations, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	3,490	$3,513,016
Bombardier Recreational Products, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2023	5,396	5,435,000
Bright Horizons Family Solutions, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2023	862	867,978
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	1,964	1,970,400
ClubCorp Club Operations, Inc.
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing August 15, 2024	2,006	1,996,772
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	825	828,938
Emerald Expositions Holding, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 22, 2024	1,272	1,280,954
Kasima, LLC
Term Loan, 3.83%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)	364	366,852
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	271	273,278
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	2,102	2,117,907
Live Nation Entertainment, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	6,798	6,831,593
Match Group, Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	1,510	1,522,204
National CineMedia, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019	575	573,832
Sabre GLBL, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	1,152	1,158,701
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	2,253	2,194,565
SRAM, LLC
Term Loan, 4.57%, (2 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	1,832	1,838,851

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods/Activities/Movies (continued)
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	3,439	$3,348,476
UFC Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	2,401	2,413,505
WMG Acquisition Corp.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2023	1,378	1,382,806

		$40,560,842

Lodging and Casinos — 1.9%
Amaya Holdings B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	5,183	$5,207,260
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	455	458,480
Aristocrat Leisure Limited
Term Loan, Maturing September 19, 2024(5)	575	576,581
Boyd Gaming Corporation
Term Loan, 3.69%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	1,170	1,174,989
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(7)	1,504	1,820,347
CityCenter Holdings, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	2,294	2,305,900
Cyan Blue Holdco 3 Limited
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	324	326,484
Eldorado Resorts, LLC
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	985	984,806
ESH Hospitality, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 30, 2023	2,376	2,389,246
Four Seasons Hotels Limited
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	1,092	1,099,000
Gateway Casinos & Entertainment Limited
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	474	477,366
Golden Nugget, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), Maturing October 4, 2023	3,847	3,872,270

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Hilton Worldwide Finance, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	6,420	$6,452,324
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	2,246	2,261,834
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	2,315	2,324,257
Playa Resorts Holding B.V.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 5, 2024	1,197	1,197,125

		$32,928,269

Nonferrous Metals/Minerals — 0.6%
Dynacast International, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	1,476	$1,486,321
Fairmount Santrol, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing September 5, 2019	2,921	2,894,560
Global Brass & Copper, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	1,015	1,023,629
Murray Energy Corporation
Term Loan, 8.58%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	2,309	2,121,968
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	30	18,263
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)	506	80,605
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 19, 2020	756	762,237
Term Loan - Second Lien, 8.24%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2020	1,425	1,431,234
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	618	406,068

		$10,224,885

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 1.5%
Ameriforge Group, Inc.
Term Loan, 14.33%, (9.33%, (3 mo. USD LIBOR + 8.00%) Cash, 5.00% PIK), Maturing June 8, 2022	744	$788,334
BCP Raptor, LLC
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	773	780,471
Bronco Midstream Funding, LLC
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	1,569	1,592,947
CITGO Holding, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	841	849,930
CITGO Petroleum Corporation
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,759	1,763,925
Crestwood Holdings, LLC
Term Loan, 9.23%, (1 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	912	912,857
Energy Transfer Equity L.P.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing February 2, 2024	2,200	2,212,179
Fieldwood Energy, LLC
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.875%), Maturing September 28, 2018	1,296	1,205,222
Term Loan, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	1,475	1,307,834
Term Loan, 8.46%, (3 mo. USD LIBOR + 7.125%), Maturing September 30, 2020	363	252,599
Term Loan - Second Lien, 8.46%, (3 mo. USD LIBOR + 7.125%), Maturing September 30, 2020	512	209,735
Green Plains Renewable Energy, Inc.
Term Loan, 6.70%, (1 week USD LIBOR + 5.50%), Maturing August 18, 2023	1,125	1,129,688
MEG Energy Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	6,763	6,742,260
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)	11	0
Term Loan, 7.30%, (3 mo. USD LIBOR + 6.00%), Maturing July 18, 2022	69	57,390
Seadrill Partners Finco, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	3,974	2,934,157

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Investment Partners II L.P.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	46	$38,932
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	124	104,391
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	889	750,438
Sheridan Production Partners I, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	144	122,407
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	236	200,403
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,779	1,512,381
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	74	65,000
Ultra Resources, Inc.
Term Loan, 4.31%, (USD LIBOR + 3.00%), Maturing April 12, 2024(4)	1,650	1,652,751

		$27,186,231

Publishing — 0.8%
Ascend Learning, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	1,225	$1,232,656
Getty Images, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	5,714	4,959,544
Harland Clarke Holdings Corp.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing February 9, 2022	469	471,580
LSC Communications, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing September 30, 2022	1,188	1,196,406
Merrill Communications, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	685	688,919
ProQuest, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,860	1,878,343
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.50%), Maturing August 14, 2020	1,380	1,384,425

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Tweddle Group, Inc.
Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	2,353	$2,370,962

		$14,182,835

Radio and Television — 1.6%
ALM Media Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	532	$494,644
AP NMT Acquisition B.V.
Term Loan, 7.05%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	582	562,600
CBS Radio, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 17, 2023	1,392	1,403,896
Term Loan, Maturing October 17, 2023(5)	550	554,400
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	5,230	4,327,459
E.W. Scripps Company (The)
Term Loan, Maturing August 16, 2024(5)	425	426,992
Entercom Radio, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	1,145	1,149,294
Entravision Communications Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2020	1,046	1,048,167
Gray Television, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	298	299,890
Hubbard Radio, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	605	607,269
iHeartCommunications, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	1,066	825,300
Term Loan, 8.83%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	1,682	1,295,236
Mission Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	358	358,858
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,856	2,866,553

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Radio Systems Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	474	$477,958
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 25, 2024	1,200	1,206,000
Sinclair Television Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	502	503,071
Townsquare Media, Inc.
Term Loan, 4.27%, (2 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,353	2,362,484
Univision Communications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	7,979	7,917,572

		$28,687,643

Retailers (Except Food and Drug) — 2.3%
Ascena Retail Group, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	3,703	$3,043,010
Bass Pro Group, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing December 16, 2023	1,550	1,464,750
BJ’s Wholesale Club, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 3, 2024	1,147	1,102,136
CDW, LLC
Term Loan, 3.34%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	2,551	2,566,927
Coinamatic Canada, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	55	54,851
David’s Bridal, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	3,656	2,870,348
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	3,149	2,951,342
Harbor Freight Tools USA, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,984	1,992,675
J. Crew Group, Inc.
Term Loan, 4.29%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,821	1,965,756

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
LSF9 Atlantis Holdings, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,143	$1,151,146
Men’s Wearhouse, Inc. (The)
Term Loan, 4.77%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	1,100	1,070,905
Michaels Stores, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	3,176	3,174,072
Neiman Marcus Group Ltd., LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,458	1,839,548
Party City Holdings, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	3,786	3,799,427
PetSmart, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	4,922	4,190,372
PFS Holding Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,266	2,121,157
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	653	631,022
Rent-A-Center, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	147	147,005
Staples, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	675	672,470
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	2,157	2,037,174
Vivid Seats Ltd.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	1,147	1,148,559

		$39,994,652

Steel — 0.2%
Neenah Foundry Company
Term Loan, 7.77%, (2 mo. USD LIBOR + 6.50%), Maturing April 26, 2019	1,818	$1,804,700
Zekelman Industries, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	1,328	1,335,090

		$3,139,790

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport — 0.2%
Hertz Corporation (The)
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,259	$1,253,161
Kenan Advantage Group, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		131	131,400
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		432	432,093
PODS, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		422	424,711
Stena International S.a.r.l.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		2,027	1,828,916

			$4,070,281

Telecommunications — 2.3%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025(6)		5,700	$5,534,090
Ciena Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022		1,401	1,408,016
Colorado Buyer, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		948	952,600
Consolidated Communications, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,270	1,241,752
Digicel International Finance Limited
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 28, 2024		875	881,836
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,200	2,613,879
Frontier Communications Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,145	2,044,670
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, (3 mo. USD LIBOR + 7.00%), Maturing January 6, 2023		1,407	1,376,405
Intelsat Jackson Holdings S.A.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019		5,850	5,838,423
IPC Corp.
Term Loan, 5.82%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		2,048	1,965,600

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Level 3 Financing, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	700	$700,625
Mitel Networks Corporation
Term Loan, Maturing July 27, 2023(5)	500	502,657
Onvoy, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	846	845,221
Sprint Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	4,104	4,115,736
Syniverse Holdings, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	2,773	2,685,549
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	2,342	2,268,123
Telesat Canada
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	5,792	5,847,974

		$40,823,156

Utilities — 1.1%
Calpine Construction Finance Company L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 3, 2020	1,197	$1,198,371
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2022	3,175	3,174,551
Calpine Corporation
Term Loan, 2.99%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	547	548,081
Term Loan, 4.09%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	3,690	3,687,520
Dayton Power & Light Company (The)
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022	670	680,196
Granite Acquisition, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	3,177	3,204,175
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	143	144,539
Invenergy Thermal Operating I, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	207	198,605
Lightstone Generation, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	109	108,517

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	1,744	$1,741,567
Lonestar Generation, LLC
Term Loan, 5.57%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	2,305	2,209,920
Longview Power, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	342	211,262
Talen Energy Supply, LLC
Term Loan, Maturing July 15, 2023(5)	1,100	1,079,834
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	820	805,187
TPF II Power, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 2, 2023	926	931,377

		$19,923,702

Total Senior Floating-Rate Loans (identified cost $930,960,067)		$922,841,957

Corporate Bonds & Notes — 49.9%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.9%
Bombardier, Inc.
8.75%, 12/1/21(8)	1,850	$1,992,450
Booz Allen Hamilton, Inc.
5.125%, 5/1/25(8)	345	349,313
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	2,415	2,451,225
Hexcel Corp.
4.70%, 8/15/25	369	398,004
3.95%, 2/15/27	1,000	1,021,706
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	675	730,688
Latam Finance, Ltd.
6.875%, 4/11/24(8)	1,450	1,542,800
Orbital ATK, Inc.
5.25%, 10/1/21	1,515	1,571,812
TransDigm, Inc.
6.00%, 7/15/22	2,850	2,964,000
6.50%, 7/15/24	2,785	2,882,475

Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense (continued)
United Continental Holdings, Inc.
4.25%, 10/1/22		970	$978,487

			$16,882,960

Air Transport — 0.1%
Delhi International Airport Pvt, Ltd.
6.125%, 10/31/26(8)		700	$756,960
WestJet Airlines, Ltd.
3.50%, 6/16/21(8)		2,000	2,036,059

			$2,793,019

Automotive — 0.7%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		660	$661,018
6.25%, 4/1/25(8)		375	383,437
6.50%, 4/1/27(8)		395	399,444
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(8)		1,840	2,074,600
FTE Verwaltungs GmbH
9.00%, 7/15/20(9)	EUR	400	490,654
General Motors Co.
5.00%, 4/1/35		1,095	1,120,308
General Motors Financial Co., Inc.
6.75%, 6/1/18		1,365	1,409,465
Navistar International Corp.
8.25%, 11/1/21		2,010	2,022,613
RAC Bond Co. PLC
5.00%, 11/6/22(9)	GBP	530	708,959
Wabash National Corp.
5.50%, 10/1/25(8)		985	1,007,162
ZF North America Capital, Inc.
4.00%, 4/29/20(8)		1,200	1,243,500
4.50%, 4/29/22(8)		720	759,600

			$12,280,760

Banks and Thrifts — 0.9%
Astoria Financial Corp.
3.50%, 6/8/20		952	$961,795
Banco do Brasil SA
6.25% to 4/15/24(8)(10)(11)		1,000	896,250
Banco Mercantil del Norte SA
5.75% to 10/4/26, 10/4/31(8)(11)		985	1,018,471

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Banks and Thrifts (continued)
BankUnited, Inc.
4.875%, 11/17/25	1,815	$1,892,975
Citizens Financial Group, Inc.
4.15%, 9/28/22(8)	258	268,954
First Midwest Bancorp, Inc.
5.875%, 9/29/26	1,000	1,061,727
Flagstar Bancorp, Inc.
6.125%, 7/15/21	650	691,165
Itau Unibanco Holding SA
5.50%, 8/6/22(8)	1,430	1,509,079
Lloyds Banking Group PLC
4.582%, 12/10/25	1,715	1,806,951
Nationwide Building Society
4.00%, 9/14/26(8)	1,285	1,280,454
Standard Chartered PLC
7.75% to 4/2/23(8)(10)(11)	1,000	1,083,750
Wells Fargo & Co.
4.65%, 11/4/44	700	750,301
Zions Bancorporation
5.65% to 11/15/18, 11/15/23(11)	1,890	1,948,591

		$15,170,463

Beverage and Tobacco — 0.1%
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	1,020	$1,056,650

		$1,056,650

Brokerage/Securities Dealers/Investment Houses — 0.2%
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	655	$665,644
5.875%, 11/1/21(8)	1,620	1,688,850
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
4.50%, 3/15/27(8)	454	478,843
4.875%, 4/15/45(8)	500	484,672

		$3,318,009

Building and Development — 1.2%
Builders FirstSource, Inc.
10.75%, 8/15/23(8)	745	$853,025
5.625%, 9/1/24(8)	922	978,473
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)	1,855	1,984,850

Security		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
HD Supply, Inc.
5.75%, 4/15/24(8)		1,135	$1,217,287
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)		2,665	2,665,000
LSF9 Balta Issuer S.A.
7.75%, 9/15/22(9)	EUR	291	374,096
MDC Holdings, Inc.
6.00%, 1/15/43		982	947,836
Miller Homes Group Holdings PLC
5.50%, 10/15/24(9)(12)	GBP	525	727,134
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)		4,610	4,921,175
Standard Industries, Inc.
6.00%, 10/15/25(8)		2,330	2,553,587
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19		1,725	1,770,281
5.875%, 6/15/24		2,235	2,402,625
USG Corp.
5.50%, 3/1/25(8)		345	370,444

			$21,765,813

Business Equipment and Services — 1.2%
Carlson Travel, Inc.
6.75%, 12/15/23(8)		1,130	$1,124,350
9.50%, 12/15/24(8)		800	762,000
EIG Investors Corp.
10.875%, 2/1/24		2,310	2,552,550
First Data Corp.
7.00%, 12/1/23(8)		6,630	7,096,089
5.00%, 1/15/24(8)		815	849,271
FTI Consulting, Inc.
6.00%, 11/15/22		3,974	4,118,057
KAR Auction Services, Inc.
5.125%, 6/1/25(8)		1,555	1,621,088
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(8)		125	138,258
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		1,975	2,167,562
United Rentals North America, Inc.
7.625%, 4/15/22		623	649,197
5.50%, 5/15/27		295	315,281

			$21,393,703

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 3.0%
Cablevision Systems Corp.
7.75%, 4/15/18		1,055	$1,085,331
8.00%, 4/15/20		635	705,644
5.875%, 9/15/22		970	1,006,375
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		4,295	4,434,587
5.75%, 1/15/24		1,980	2,061,675
5.875%, 4/1/24(8)		230	244,663
5.375%, 5/1/25(8)		3,605	3,745,126
5.75%, 2/15/26(8)		1,885	1,983,963
5.00%, 2/1/28(8)		1,885	1,894,425
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
6.375%, 9/15/20(8)		157	160,729
5.125%, 12/15/21(8)		105	107,363
Comcast Corp.
3.15%, 2/15/28		1,105	1,101,856
CSC Holdings, LLC
8.625%, 2/15/19		190	206,388
6.75%, 11/15/21		2,780	3,078,850
10.125%, 1/15/23(8)		2,880	3,330,000
5.25%, 6/1/24		355	359,881
10.875%, 10/15/25(8)		2,816	3,488,320
DISH DBS Corp.
6.75%, 6/1/21		2,165	2,386,912
5.875%, 7/15/22		3,055	3,253,575
5.875%, 11/15/24		530	557,269
7.75%, 7/1/26		140	161,000
IAC/InterActiveCorp
4.875%, 11/30/18		1,435	1,442,175
SFR Group S.A.
6.00%, 5/15/22(8)		3,820	3,996,675
6.25%, 5/15/24(8)		555	588,161
7.375%, 5/1/26(8)		2,150	2,324,687
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24(9)	GBP	225	309,601
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		725	764,875
5.25%, 1/15/26(8)		2,430	2,539,350
VTR Finance B.V.
6.875%, 1/15/24(8)		1,575	1,669,500
Ziggo Bond Finance B.V.
5.875%, 1/15/25(8)		930	974,175
6.00%, 1/15/27(8)		1,670	1,732,625

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo Secured Finance B.V.
5.50%, 1/15/27(8)		1,035	$1,063,142

			$52,758,898

Capital Goods — 0.1%
Valmont Industries, Inc.
5.00%, 10/1/44		1,000	$1,006,901

			$1,006,901

Chemicals and Plastics — 0.8%
Alpha 3 B.V./Alpha US Bidco, Inc.
6.25%, 2/1/25(8)		655	$669,738
Avantor, Inc.
6.00%, 10/1/24(8)(12)		665	681,625
Chemours Co. (The)
7.00%, 5/15/25		610	678,625
5.375%, 5/15/27		555	578,588
Platform Specialty Products Corp.
10.375%, 5/1/21(8)		660	721,050
6.50%, 2/1/22(8)		2,325	2,415,094
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23		670	718,575
SPCM S.A.
4.875%, 9/15/25(8)		560	581,000
Tronox Finance PLC
5.75%, 10/1/25(8)		865	888,787
Tronox Finance, LLC
7.50%, 3/15/22(8)		1,280	1,355,200
Valvoline, Inc.
5.50%, 7/15/24(8)		375	401,250
Venator Finance S.a.r.l./Venator Materials, LLC
5.75%, 7/15/25(8)		835	870,487
Versum Materials, Inc.
5.50%, 9/30/24(8)		1,270	1,349,375
W.R. Grace & Co.
5.125%, 10/1/21(8)		2,170	2,359,875
5.625%, 10/1/24(8)		490	540,225

			$14,809,494

Clothing/Textiles — 0.3%
PrestigeBidCo GmbH
6.25%, 12/15/23(9)	EUR	265	$341,901

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Clothing/Textiles (continued)
PVH Corp.
7.75%, 11/15/23	3,740	$4,534,750

		$4,876,651

Commercial Services — 0.1%
Block Financial, LLC
5.25%, 10/1/25	1,110	$1,198,783

		$1,198,783

Computers — 0.2%
Apple, Inc.
2.90%, 9/12/27	1,000	$992,489
Seagate HDD Cayman
4.875%, 6/1/27	969	915,042
5.75%, 12/1/34	1,030	967,584

		$2,875,115

Conglomerates — 0.2%
Spectrum Brands, Inc.
5.75%, 7/15/25	2,745	$2,937,150
TMS International Corp.
7.25%, 8/15/25(8)	1,350	1,383,750

		$4,320,900

Consumer Products — 0.3%
Central Garden & Pet Co.
6.125%, 11/15/23	880	$941,600
HRG Group, Inc.
7.875%, 7/15/19	3,780	3,856,545
7.75%, 1/15/22	250	262,187

		$5,060,332

Containers and Glass Products — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21(8)	615	$634,219
4.25%, 9/15/22(8)	690	709,492
7.25%, 5/15/24(8)	325	357,701
6.00%, 2/15/25(8)	2,335	2,478,019
Ball Corp.
4.375%, 12/15/20	2,375	2,502,656
Berry Plastics Corp.
6.00%, 10/15/22	970	1,033,050

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
BWAY Holding Co.
5.50%, 4/15/24(8)		2,010	$2,102,962
7.25%, 4/15/25(8)		1,420	1,466,150
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)		1,345	1,488,747
6.375%, 8/15/25(8)		700	793,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		250	254,700
5.125%, 7/15/23(8)		1,015	1,060,523
7.00%, 7/15/24(8)		1,315	1,402,941

			$16,284,348

Distribution & Wholesale — 0.1%
Alliance Automotive Finance PLC
6.25%, 12/1/21(9)	EUR	250	$307,848
American Tire Distributors, Inc.
10.25%, 3/1/22(8)		1,875	1,964,625
H&E Equipment Services, Inc.
5.625%, 9/1/25(8)		395	417,713

			$2,690,186

Diversified Financial Services — 0.9%
Barclays PLC
4.836%, 5/9/28		1,990	$2,064,348
Cadence Financial Corp.
4.875%, 6/28/19(8)		1,375	1,397,478
FBM Finance, Inc.
8.25%, 8/15/21(8)		1,415	1,521,125
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		745	771,239
Grupo KUO SAB de CV
5.75%, 7/7/27(8)		1,000	1,055,000
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(8)		1,260	1,266,300
Legg Mason, Inc.
4.75%, 3/15/26		985	1,047,847
Leucadia National Corp.
6.625%, 10/23/43		683	741,206
Louvre Bidco SAS
4.25%, 9/30/24(9)	EUR	140	167,026
Mercury Bondco PLC
8.25%, (8.25% cash or 9.00% PIK), 5/30/21(9)(13)	EUR	270	336,835

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(8)	1,509	$1,471,275
OM Asset Management PLC
4.80%, 7/27/26	2,195	2,269,304
UniCredit SpA
5.861% to 6/19/27, 6/19/32(8)(11)	1,000	1,050,567

		$15,159,550

Drugs — 1.0%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)	4,555	$4,777,056
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20 (8)	2,460	2,468,462
7.50%, 7/15/21(8)	1,615	1,615,000
5.625%, 12/1/21(8)	1,165	1,095,100
6.50%, 3/15/22(8)	2,419	2,558,093
5.875%, 5/15/23(8)	1,370	1,214,163
7.00%, 3/15/24(8)	4,105	4,382,087

		$18,109,961

Ecological Services and Equipment — 0.5%
Advanced Disposal Services, Inc.
5.625%, 11/15/24(8)	1,405	$1,471,737
CD&R Waterworks Merger Sub, LLC
6.125%, 8/15/25(8)	740	766,122
Clean Harbors, Inc.
5.125%, 6/1/21	900	916,587
Covanta Holding Corp.
6.375%, 10/1/22	1,960	2,018,800
5.875%, 3/1/24	1,900	1,890,500
5.875%, 7/1/25	860	848,175
GFL Environmental, Inc.
9.875%, 2/1/21(8)	225	240,975
5.625%, 5/1/22(8)	480	501,600
Wrangler Buyer Corp.
6.00%, 10/1/25(8)	265	270,963

		$8,925,459

Electric Utilities — 0.2%
E.CL SA
4.50%, 1/29/25(8)	637	$672,792

Security		Principal Amount* (000’s omitted)	Value

Electric Utilities (continued)
NRG Yield Operating, LLC
5.375%, 8/15/24		1,080	$1,139,400
5.00%, 9/15/26		1,795	1,875,775

			$3,687,967

Electronics/Electrical — 1.8%
Anixter, Inc.
5.50%, 3/1/23		1,890	$2,062,462
Avnet, Inc.
4.625%, 4/15/26		985	1,024,626
Duke Energy Corp.
2.65%, 9/1/26		850	814,118
Electricite de France S.A.
6.00% to 1/29/26(9)(10)(11)	GBP	400	570,876
Enel Finance International NV
3.625%, 5/25/27(8)		1,000	1,003,624
Exelon Corp.
5.625%, 6/15/35		819	988,018
Infor (US), Inc.
5.75%, 8/15/20(8)		965	993,950
5.75%, 5/15/22	EUR	475	590,014
6.50%, 5/15/22		1,760	1,833,691
Ingram Micro, Inc.
5.45%, 12/15/24		1,889	1,941,038
Keysight Technologies, Inc.
4.60%, 4/6/27		517	544,661
NXP B.V./NXP Funding, LLC
4.625%, 6/1/23(8)		1,430	1,540,825
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23		2,650	2,810,126
Trimble Navigation, Ltd.
4.75%, 12/1/24		855	919,784
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(8)		1,455	1,553,213
7.50%, 2/1/23(9)	EUR	500	631,578
10.50%, 2/1/24(8)		2,125	2,287,031
Western Digital Corp.
7.375%, 4/1/23(8)		3,635	3,991,230
10.50%, 4/1/24		3,800	4,474,500
Zebra Technologies Corp.
7.25%, 10/15/22		552	585,465

			$31,160,830

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Energy — 0.1%
Ultrapar International S.A.
5.25%, 10/6/26(8)		1,000	$1,036,250

			$1,036,250

Entertainment — 0.0%(14)
CPUK Finance, Ltd.
4.875%, 2/28/47(9)	GBP	485	$662,655

			$662,655

Financial Intermediaries — 1.4%
Ally Financial, Inc.
6.25%, 12/1/17		3,295	$3,318,065
8.00%, 12/31/18		250	268,050
3.50%, 1/27/19		5,000	5,087,500
5.75%, 11/20/25		1,570	1,708,081
CIT Group, Inc.
5.375%, 5/15/20		570	613,462
Credit Acceptance Corp.
7.375%, 3/15/23		1,000	1,062,500
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20		1,430	1,476,582
6.25%, 2/1/22		955	997,975
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(10)(11)		3,325	3,807,324
Navient Corp.
5.50%, 1/15/19		3,125	3,237,125
4.875%, 6/17/19		215	223,063
8.00%, 3/25/20		2,150	2,375,750
5.00%, 10/26/20		995	1,026,094
7.25%, 1/25/22		215	235,963

			$25,437,534

Financial Services — 0.6%
Banco BTG Pactual SA
5.75%, 9/28/22(8)		1,592	$1,544,176
Brookfield Finance, LLC
4.00%, 4/1/24		1,000	1,036,818
People’s United Bank NA
4.00%, 7/15/24		1,000	1,024,353
Santander Holdings USA, Inc.
4.50%, 7/17/25		2,360	2,461,968

Security		Principal Amount* (000’s omitted)	Value

Financial Services (continued)
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(8)		2,735	$3,008,500
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(8)		1,035	1,183,471

			$10,259,286

Food Products — 0.8%
BRF GmbH
4.35%, 9/29/26(8)		1,200	$1,185,000
Dean Foods Co.
6.50%, 3/15/23(8)		1,025	1,042,938
Dole Food Co., Inc.
7.25%, 6/15/25(8)		1,900	2,063,875
Iceland Bondco PLC
4.545%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(15)	GBP	371	498,128
4.625%, 3/15/25(9)	GBP	525	689,440
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		460	476,100
5.875%, 9/30/27(8)		660	678,150
Post Holdings, Inc.
5.50%, 3/1/25(8)		2,010	2,090,400
8.00%, 7/15/25(8)		745	845,575
5.00%, 8/15/26(8)		2,275	2,276,422
Smithfield Foods, Inc.
2.65%, 10/3/21(8)(12)		550	549,635
US Foods, Inc.
5.875%, 6/15/24(8)		1,870	1,968,175

			$14,363,838

Food Service — 1.0%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22 (8)		2,410	$2,479,288
6.00%, 4/1/22 (8)		2,122	2,190,169
4.25%, 5/15/24 (8)		2,720	2,737,000
5.00%, 10/15/25(8)(12)		1,300	1,329,250
5.00%, 10/15/25(8)		2,405	2,459,113
Landry’s, Inc.
6.75%, 10/15/24(8)		4,080	4,136,100
Welbilt, Inc.
9.50%, 2/15/24		815	940,306

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Service (continued)
Yum! Brands, Inc.
5.30%, 9/15/19	425	$448,906
3.875%, 11/1/23	190	190,644

		$16,910,776

Food/Drug Retailers — 0.3%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC
6.625%, 6/15/24	80	$74,900
5.75%, 3/15/25	1,000	885,000
CVS Health Corp.
3.375%, 8/12/24	925	946,239
ESAL GmbH
6.25%, 2/5/23(8)	2,075	2,021,569
Sigma Alimentos SA de CV
4.125%, 5/2/26(8)	1,070	1,086,050

		$5,013,758

Health Care — 3.6%
Abbott Laboratories
4.90%, 11/30/46	360	$403,477
Aetna, Inc.
4.125%, 11/15/42	385	403,431
Alere, Inc.
7.25%, 7/1/18	485	486,334
6.50%, 6/15/20	1,425	1,453,500
6.375%, 7/1/23(8)	1,685	1,815,587
Amgen, Inc.
2.60%, 8/19/26	840	799,047
Centene Corp.
4.75%, 5/15/22	870	912,413
6.125%, 2/15/24	200	216,750
4.75%, 1/15/25	2,450	2,548,000
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	1,815	1,644,844
6.25%, 3/31/23	4,805	4,762,956
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(8)(13)	1,380	1,435,200
Envision Healthcare Corp.
5.625%, 7/15/22	1,050	1,098,562
6.25%, 12/1/24(8)	2,580	2,776,725
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(8)	1,640	1,740,527

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Grifols S.A.
3.20%, 5/1/25(9)	EUR	550	$662,884
HCA Healthcare, Inc.
6.25%, 2/15/21		1,710	1,855,350
HCA, Inc.
6.50%, 2/15/20		3,215	3,508,369
7.50%, 2/15/22		2,930	3,368,592
4.75%, 5/1/23		1,125	1,193,906
5.875%, 2/15/26		2,705	2,910,526
4.50%, 2/15/27		355	363,875
Hologic, Inc.
5.25%, 7/15/22(8)		2,835	2,987,381
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)		1,629	1,816,335
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(8)		1,405	1,477,006
12.50%, 11/1/21(8)		2,235	2,497,612
MEDNAX, Inc.
5.25%, 12/1/23(8)		1,455	1,527,750
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)		2,150	2,316,625
Team Health Holdings, Inc.
6.375%, 2/1/25(8)		2,020	1,919,000
Teleflex, Inc.
5.25%, 6/15/24		790	839,375
Tenet Healthcare Corp.
6.00%, 10/1/20		1,795	1,917,437
7.50%, 1/1/22(8)		680	721,650
8.125%, 4/1/22		5,520	5,630,400
6.75%, 6/15/23		325	312,406
UnitedHealth Group, Inc.
3.375%, 4/15/27		475	488,965
WellCare Health Plans, Inc.
5.25%, 4/1/25		3,275	3,455,125

			$64,267,922

Home Furnishings — 0.2%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$975,805
Newell Rubbermaid, Inc.
4.20%, 4/1/26		945	995,790
Tempur Sealy International, Inc.
5.625%, 10/15/23		1,270	1,341,438

			$3,313,033

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Homebuilders/Real Estate — 0.0%(14)
Bormioli Rocco Holdings S.A.
10.00%, 8/1/18(9)	EUR	400	$478,772

			$478,772

Industrial Equipment — 0.4%
ABG Orphan Holdco S.a.r.l.
14.00%, (5.00% Cash, 9.00% PIK), 2/28/21(8)		460	$479,550
BlueLine Rental Finance Corp./BlueLine Rental, LLC
9.25%, 3/15/24(8)		1,330	1,434,738
CNH Industrial Capital, LLC
3.625%, 4/15/18		2,500	2,522,625
Norican A/S
4.50%, 5/15/23(9)	EUR	435	519,911
Novafives SAS
4.50%, 6/30/21(9)	EUR	375	453,089
Wabtec Corp.
3.45%, 11/15/26		1,000	984,851
Wittur International Holding GmbH
8.50%, 2/15/23(9)	EUR	580	719,921

			$7,114,685

Insurance — 0.7%
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(8)		2,045	$2,167,271
Ardonagh Midco 3 PLC
8.625%, 7/15/23(8)		3,200	3,376,000
Berkshire Hathaway Energy Co.
4.50%, 2/1/45		680	737,813
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% cash or 8.875% PIK), 7/15/19(8)(13)		1,695	1,702,416
Hub International, Ltd.
7.875%, 10/1/21(8)		2,325	2,423,812
KIRS Midco 3 PLC
8.375%, 7/15/23(9)	GBP	440	613,184
Willis North America, Inc.
3.60%, 5/15/24		736	753,696

			$11,774,192

Internet Software & Services — 0.4%
Netflix, Inc.
5.50%, 2/15/22		1,825	$1,998,375
3.625%, 5/15/27(9)	EUR	340	409,011

Security		Principal Amount* (000’s omitted)	Value

Internet Software & Services (continued)
Riverbed Technology, Inc.
8.875%, 3/1/23(8)		1,995	$1,907,719
Symantec Corp.
5.00%, 4/15/25(8)		1,995	2,091,019

			$6,406,124

Leisure Goods/Activities/Movies — 1.0%
AMC Entertainment Holdings, Inc.
6.375%, 11/15/24	GBP	80	$108,955
5.875%, 11/15/26		710	699,350
6.125%, 5/15/27		2,545	2,525,912
Match Group, Inc.
6.375%, 6/1/24		200	218,500
National CineMedia, LLC
6.00%, 4/15/22		3,625	3,715,625
NCL Corp., Ltd.
4.625%, 11/15/20(8)		1,870	1,921,425
4.75%, 12/15/21 (8)		1,345	1,398,800
Regal Entertainment Group
5.75%, 3/15/22		780	807,300
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18		1,680	1,721,546
Sabre GLBL, Inc.
5.375%, 4/15/23(8)		855	890,312
Viking Cruises, Ltd.
6.25%, 5/15/25(8)		1,690	1,751,263
5.875%, 9/15/27(8)		1,440	1,448,568

			$17,207,556

Lodging and Casinos — 1.9%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)		2,006	$782,371
CRC Escrow Issuer, LLC Co.
5.25%, 10/15/25(8)(12)		3,300	3,300,000
Eldorado Resorts, Inc.
6.00%, 4/1/25		1,450	1,530,040
ESH Hospitality, Inc.
5.25%, 5/1/25(8)		1,260	1,305,675
Gateway Casinos & Entertainment, Ltd.
8.25%, 3/1/24(8)		255	268,388
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,812,312
Golden Nugget, Inc.
8.75%, 10/1/25(8)		1,995	2,034,900

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24		2,435	$2,489,788
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21(8)		265	278,581
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
4.50%, 9/1/26		1,060	1,081,200
4.50%, 1/15/28(8)		660	667,458
MGM Resorts International
6.625%, 12/15/21		2,455	2,768,012
7.75%, 3/15/22		3,970	4,644,900
6.00%, 3/15/23		2,460	2,718,300
NH Hotel Group S.A.
3.75%, 10/1/23(9)	EUR	440	552,011
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,215	1,263,600
Scientific Games International, Inc.
7.00%, 1/1/22(8)		995	1,058,431
Studio City Co., Ltd.
7.25%, 11/30/21(8)		845	907,319
Sugarhouse HSP Gaming Prop Mezz, L.P./Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25(8)		1,530	1,507,050
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)(8)		3,565	1,283,400

			$33,253,736

Machinery — 0.1%
Cloud Crane, LLC
10.125%, 8/1/24(8)		1,625	$1,807,813

			$1,807,813

Manufacturing — 0.1%
Novelis Corp.
6.25%, 8/15/24(8)		1,065	$1,113,138
5.875%, 9/30/26(8)		1,530	1,556,775

			$2,669,913

Media — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24(8)		135	$133,650

Security		Principal Amount* (000’s omitted)	Value

Media (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		3,866	$4,000,792
4.00%, 1/15/25(9)	EUR	500	627,424

			$4,761,866

Metals/Mining — 0.4%
Alcoa Nederland Holding B.V.
6.75%, 9/30/24(8)		670	$745,375
Freeport-McMoRan, Inc.
3.55%, 3/1/22		1,590	1,569,632
Glencore Funding, LLC
4.00%, 4/16/25(8)		1,300	1,322,091
Hudbay Minerals, Inc.
7.25%, 1/15/23(8)		1,015	1,086,050
7.625%, 1/15/25(8)		1,825	1,984,724

			$6,707,872

Nonferrous Metals/Minerals — 1.0%
Eldorado Gold Corp.
6.125%, 12/15/20(8)		3,685	$3,763,306
Ferroglobe PLC/Globe Specialty Metals, Inc.
9.375%, 3/1/22(8)		380	408,025
First Quantum Minerals, Ltd.
7.00%, 2/15/21(8)		655	677,106
7.25%, 4/1/23(8)		2,010	2,075,325
7.50%, 4/1/25(8)		3,755	3,853,569
Imperial Metals Corp.
7.00%, 3/15/19(8)		880	803,000
New Gold, Inc.
6.25%, 11/15/22(8)		2,130	2,217,862
6.375%, 5/15/25(8)		695	736,700
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.50%, 6/15/25(8)		1,395	1,447,313
SunCoke Energy, Inc.
7.625%, 8/1/19		92	92,000
Teck Resources, Ltd.
6.00%, 8/15/40		350	382,375
5.20%, 3/1/42		315	315,000
5.40%, 2/1/43		700	710,710

			$17,482,291

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas — 6.9%
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24	280	$296,450
5.50%, 5/20/25	1,020	1,053,150
5.875%, 8/20/26	465	485,925
5.75%, 5/20/27	870	893,925
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
6.25%, 10/15/22	1,505	1,608,469
5.25%, 1/15/25	665	714,875
Antero Resources Corp.
5.375%, 11/1/21	3,515	3,620,450
5.125%, 12/1/22	1,360	1,397,400
5.625%, 6/1/23	1,270	1,330,325
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	2,265	2,327,287
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24	340	388,025
5.875%, 3/31/25	2,065	2,230,200
5.125%, 6/30/27(8)	1,510	1,562,850
Cheniere Energy Partners, LP
5.25%, 10/1/25(8)	2,240	2,296,000
Chesapeake Energy Corp.
8.00%, 12/15/22(8)	129	139,643
Concho Resources, Inc.
5.50%, 4/1/23	5,200	5,347,680
Continental Resources, Inc.
4.50%, 4/15/23	100	100,500
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(8)	2,840	2,935,850
7.75%, 2/15/23(8)	2,450	2,627,625
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,055	5,181,375
Denbury Resources, Inc.
9.00%, 5/15/21(8)	1,320	1,295,250
5.50%, 5/1/22	675	389,813
Diamondback Energy, Inc.
4.75%, 11/1/24	490	502,250
5.375%, 5/31/25	1,355	1,419,363
Ecopetrol SA
5.875%, 5/28/45	1,000	981,250
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(8)	3,275	3,401,906
8.125%, 9/15/23(8)	975	1,053,000
Energy Transfer Equity, L.P.
7.50%, 10/15/20	1,950	2,205,937
5.875%, 1/15/24	1,440	1,553,400

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Energy Transfer, L.P.
4.05%, 3/15/25	2,150	$2,182,417
EP Energy, LLC/Everest Acquisition Finance, Inc.
8.00%, 11/29/24(8)	875	888,125
8.00%, 2/15/25(8)	1,350	1,058,063
Extraction Oil & Gas, Inc.
7.375%, 5/15/24(8)	535	559,075
Extraction Oil & Gas, Inc./Extraction Finance Corp.
7.875%, 7/15/21(8)	1,690	1,791,400
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(8)	2,485	2,512,956
Gulfport Energy Corp.
6.625%, 5/1/23	2,085	2,121,487
6.00%, 10/15/24	1,175	1,189,688
Halcon Resources Corp.
6.75%, 2/15/25(8)	1,350	1,404,000
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.00%, 8/1/24(8)	525	553,219
Kinder Morgan Energy Partners, L.P.
4.30%, 5/1/24	1,025	1,067,786
Matador Resources Co.
6.875%, 4/15/23	2,675	2,845,531
Murphy Oil Corp.
6.875%, 8/15/24	495	529,026
Nabors Industries, Inc.
5.50%, 1/15/23	1,840	1,812,400
Newfield Exploration Co.
5.375%, 1/1/26	405	428,279
Oasis Petroleum, Inc.
6.50%, 11/1/21	420	430,500
6.875%, 3/15/22	110	112,475
6.875%, 1/15/23	910	928,200
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(8)	345	364,838
5.375%, 1/15/25(8)	1,240	1,272,550
5.25%, 8/15/25(8)	670	684,238
PBF Holding Co., LLC/PBF Finance Corp.
7.00%, 11/15/23	405	419,175
7.25%, 6/15/25(8)	740	758,500
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	1,800	1,858,500
PDC Energy, Inc.
6.125%, 9/15/24	350	367,500

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Petrobras Global Finance B.V.
6.125%, 1/17/22	1,648	$1,775,720
Precision Drilling Corp.
6.625%, 11/15/20	155	156,817
6.50%, 12/15/21	225	228,938
7.75%, 12/15/23	90	92,250
Resolute Energy Corp.
8.50%, 5/1/20	1,785	1,825,162
RSP Permian, Inc.
6.625%, 10/1/22	3,090	3,252,225
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	935	1,013,906
5.625%, 3/1/25	1,910	2,109,447
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	4,390	4,609,500
6.75%, 5/1/23(8)	2,435	2,578,056
6.875%, 6/30/23(8)	1,250	1,331,250
5.375%, 9/30/25(8)(12)	1,710	1,724,962
Shell International Finance B.V.
2.50%, 9/12/26	2,170	2,092,641
SM Energy Co.
6.125%, 11/15/22	750	755,625
6.50%, 1/1/23	1,995	2,019,937
6.75%, 9/15/26	1,205	1,211,025
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	995	1,062,163
Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp.
5.50%, 1/15/28(8)	2,620	2,665,850
Tervita Escrow Corp.
7.625%, 12/1/21(8)	1,655	1,683,963
Trinidad Drilling, Ltd.
6.625%, 2/15/25(8)	1,420	1,334,800
Weatherford International, Ltd.
8.25%, 6/15/23	360	371,700
9.875%, 2/15/24(8)	835	922,675
Whiting Petroleum Corp.
5.00%, 3/15/19	390	392,067
WildHorse Resource Development Corp.
6.875%, 2/1/25(8)	2,505	2,508,131
Williams Cos., Inc. (The)
3.70%, 1/15/23	1,605	1,605,000
4.55%, 6/24/24	1,240	1,289,600
5.75%, 6/24/44	1,295	1,375,938

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	385	$403,892
Woodside Finance, Ltd.
3.70%, 9/15/26(8)	1,000	1,002,199

		$120,875,540

Packaging & Containers — 0.1%
ARD Finance S.A.
7.125%, (7.125% cash or 7.875% PIK), 9/15/23(13)	1,075	$1,150,250

		$1,150,250

Pharmaceuticals — 0.2%
AbbVie, Inc.
4.45%, 5/14/46	380	$401,375
Mylan N.V.
3.95%, 6/15/26	1,270	1,294,809
5.25%, 6/15/46	495	538,695
PRA Holdings, Inc.
9.50%, 10/1/23(8)	225	246,375
Vizient, Inc.
10.375%, 3/1/24(8)	1,005	1,158,262

		$3,639,516

Pipelines — 0.2%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.
5.375%, 9/15/24	695	$722,800
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(9)	615	655,912
NGPL PipeCo, LLC
4.375%, 8/15/22 (8)	340	353,600
4.875%, 8/15/27(8)	340	357,119
Plains All America Pipeline, L.P./PAA Finance Corp.
4.65%, 10/15/25	1,030	1,062,071

		$3,151,502

Publishing — 0.3%
Laureate Education, Inc.
8.25%, 5/1/25(8)	2,705	$2,921,400
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(8)(13)	720	721,800

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Tribune Media Co.
5.875%, 7/15/22	1,390	$1,452,550

		$5,095,750

Radio and Television — 0.7%
CBS Radio, Inc.
7.25%, 11/1/24(8)	1,030	$1,104,675
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	465,300
Series A, 6.50%, 11/15/22	1,100	1,134,375
Series B, 6.50%, 11/15/22	2,130	2,204,550
iHeartCommunications, Inc.
9.00%, 12/15/19	226	173,455
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	1,250	1,287,500
Salem Media Group, Inc.
6.75%, 6/1/24(8)	150	156,750
Sirius XM Radio, Inc.
6.00%, 7/15/24(8)	2,830	3,052,862
5.00%, 8/1/27(8)	1,410	1,445,250
Univision Communications, Inc.
5.125%, 5/15/23(8)	1,260	1,288,350

		$12,313,067

Real Estate Investment Trusts (REITs) — 0.6%
CBL & Associates, L.P.
4.60%, 10/15/24	1,468	$1,401,011
DDR Corp.
3.625%, 2/1/25	907	882,861
EPR Properties
4.50%, 6/1/27	1,100	1,115,411
iStar, Inc.
4.625%, 9/15/20	2,600	2,665,000
Mattamy Group Corp.
6.875%, 12/15/23(8)	2,455	2,576,216
6.50%, 10/1/25(8)	990	1,019,700
VEREIT Operating Partnership, L.P.
4.875%, 6/1/26	1,000	1,072,118

		$10,732,317

Retailers (Except Food and Drug) — 1.9%
Coach, Inc.
4.125%, 7/15/27	1,000	$1,006,828

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Dollar Tree, Inc.
5.25%, 3/1/20	1,905	$1,960,245
5.75%, 3/1/23	4,400	4,662,240
Hot Topic, Inc.
9.25%, 6/15/21(8)	1,510	1,281,613
L Brands, Inc.
8.50%, 6/15/19	3,325	3,669,969
5.625%, 2/15/22	790	847,196
6.875%, 11/1/35	2,310	2,263,800
Macy’s Retail Holdings, Inc.
6.70%, 7/15/34	785	835,738
4.30%, 2/15/43	1,252	1,012,726
Michaels Stores, Inc.
5.875%, 12/15/20(8)	1,775	1,817,156
Murphy Oil USA, Inc.
6.00%, 8/15/23	4,165	4,404,487
5.625%, 5/1/27	560	604,100
Nordstrom, Inc.
5.00%, 1/15/44	1,035	1,020,164
Party City Holdings, Inc.
6.125%, 8/15/23(8)	2,910	3,040,950
Sally Holdings, LLC/Sally Capital, Inc.
5.625%, 12/1/25	1,805	1,859,150
Signet UK Finance PLC
4.70%, 6/15/24	1,321	1,309,442
Vista Outdoor, Inc.
5.875%, 10/1/23	1,130	1,168,138

		$32,763,942

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	1,990	$2,074,575

		$2,074,575

Software and Services — 0.6%
Camelot Finance S.A.
7.875%, 10/15/24(8)	1,115	$1,204,200
Gartner, Inc.
5.125%, 4/1/25(8)	1,340	1,417,050
IHS Markit, Ltd.
5.00%, 11/1/22(8)	2,240	2,424,800
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(8)(13)	2,090	2,137,652

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Software and Services (continued)
IPD 3 B.V.
4.50%, 7/15/22(9)	EUR	340	$414,504
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25(8)		1,530	1,608,413
Microsoft Corp.
3.30%, 2/6/27		1,190	1,234,886

			$10,441,505

Steel — 0.5%
Allegheny Ludlum, LLC
6.95%, 12/15/25		225	$225,000
Allegheny Technologies, Inc.
5.95%, 1/15/21		455	466,375
7.875%, 8/15/23		1,695	1,839,075
ArcelorMittal
6.75%, 2/25/22		4,000	4,588,400
Big River Steel, LLC/BRS Finance Corp.
7.25%, 9/1/25(8)		1,430	1,520,805
Ovako AB
5.00%, 10/5/22(12)	EUR	100	120,932
Zekelman Industries, Inc.
9.875%, 6/15/23(8)		140	158,200

			$8,918,787

Surface Transport — 0.8%
CEVA Group PLC
7.00%, 3/1/21(8)		335	$326,625
DAE Funding, LLC
4.50%, 8/1/22(8)		1,050	1,078,744
5.00%, 8/1/24(8)		1,745	1,792,987
Debt and Asset Trading Corp.
1.00%, 10/10/25(9)		2,000	1,360,000
Hertz Corp. (The)
6.25%, 10/15/22		435	415,425
5.50%, 10/15/24(8)		635	574,675
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(8)		3,975	4,144,434
5.50%, 2/15/24(8)		1,333	1,402,983
XPO Logistics, Inc.
6.50%, 6/15/22(8)		3,035	3,198,131
6.125%, 9/1/23(8)		705	738,488

			$15,032,492

Security		Principal Amount* (000’s omitted)	Value

Technology — 0.6%
Abengoa Finance S.A.U.
7.75%, 2/1/20(7)(8)		1,125	$14,063
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(8)		100	104,792
7.125%, 6/15/24(8)		2,735	3,022,652
6.02%, 6/15/26(8)		2,200	2,446,426
Exela Intermediate, LLC/Exela Finance, Inc.
10.00%, 7/15/23(8)		1,380	1,362,750
International Game Technology PLC
6.50%, 2/15/25(8)		720	812,700
Israel Electric Corp., Ltd.
5.00%, 11/12/24(8)(9)		1,800	1,954,800
Micron Technology, Inc.
5.25%, 8/1/23(8)		585	613,080
Western Union Co. (The)
6.20%, 11/17/36		637	691,470

			$11,022,733

Telecommunications — 5.5%
Altice Financing S.A.
6.625%, 2/15/23(8)		2,580	$2,741,250
Altice Luxembourg S.A.
7.25%, 5/15/22(9)	EUR	304	382,383
7.75%, 5/15/22(8)		2,860	3,038,750
7.625%, 2/15/25(8)		1,290	1,396,425
AT&T, Inc.
4.75%, 5/15/46		1,000	966,508
Avaya, Inc.
9.00%, 4/1/19(7)(8)		2,250	1,923,750
CenturyLink, Inc.
5.80%, 3/15/22		210	210,000
6.75%, 12/1/23		1,695	1,720,998
7.50%, 4/1/24		705	731,586
Cincinnati Bell, Inc.
7.00%, 7/15/24(8)		485	475,300
CommScope Technologies, LLC
6.00%, 6/15/25(8)		2,005	2,152,869
5.00%, 3/15/27(8)		1,975	1,984,875
Digicel, Ltd.
6.00%, 4/15/21(8)		2,165	2,121,462
Equinix, Inc.
2.875%, 10/1/25	EUR	340	404,213
5.875%, 1/15/26		2,725	3,000,906
5.375%, 5/15/27		1,010	1,100,900

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Frontier Communications Corp.
6.25%, 9/15/21		1,960	$1,616,412
10.50%, 9/15/22		1,445	1,264,375
7.625%, 4/15/24		285	218,025
6.875%, 1/15/25		1,845	1,388,362
11.00%, 9/15/25		495	423,225
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	3,108,560
5.25%, 8/1/26		1,245	1,299,469
6.625%, 8/1/26		1,635	1,753,537
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		2,735	2,646,112
7.50%, 4/1/21		220	209,550
5.50%, 8/1/23		1,525	1,300,063
8.00%, 2/15/24(8)		490	527,975
9.75%, 7/15/25(8)		1,400	1,417,500
Level 3 Financing, Inc.
5.375%, 1/15/24		1,000	1,026,250
SBA Communications Corp.
4.00%, 10/1/22 (8)(12)		1,020	1,025,100
4.875%, 9/1/24		460	474,375
SoftBank Group Corp.
4.00%, 9/19/29(9)	EUR	200	235,742
Sprint Capital Corp.
6.875%, 11/15/28		1,105	1,240,363
Sprint Communications, Inc.
9.00%, 11/15/18(8)		5,014	5,390,050
7.00%, 8/15/20		4,810	5,267,527
6.00%, 11/15/22		250	269,925
Sprint Corp.
7.25%, 9/15/21		2,060	2,294,325
7.875%, 9/15/23		10,250	11,915,625
7.625%, 2/15/25		1,785	2,057,212
T-Mobile USA, Inc.
6.625%, 4/1/23		1,670	1,761,883
6.375%, 3/1/25		1,395	1,505,484
6.50%, 1/15/26		595	658,219
Verizon Communications, Inc.
5.25%, 3/16/37		1,000	1,099,561
Virgin Media Finance PLC
6.375%, 4/15/23(8)		10,705	11,226,869
5.75%, 1/15/25(8)		2,015	2,093,081

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Wind Acquisition Finance S.A.
4.921%, (3 mo. EURIBOR + 5.25%), 4/30/19(8)(15)	EUR	600	$713,048
4.75%, 7/15/20(8)		3,800	3,851,072
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		200	216,276
5.75%, 1/15/27(8)		640	680,000

			$96,527,327

Transportation — 0.1%
A.P. Moller - Maersk A/S
3.75%, 9/22/24(8)		1,025	$1,032,363
JSL Europe S.A.
7.75%, 7/26/24(8)		1,000	1,055,000

			$2,087,363

Utilities — 0.8%
AES Corp. (The)
5.50%, 3/15/24		1,015	$1,064,481
5.50%, 4/15/25		135	142,594
6.00%, 5/15/26		1,450	1,566,000
Dynegy, Inc.
7.375%, 11/1/22		1,130	1,183,675
7.625%, 11/1/24		1,733	1,804,486
8.00%, 1/15/25(8)		770	800,800
8.125%, 1/30/26(8)		1,135	1,170,469
ITC Holdings Corp.
5.30%, 7/1/43		660	777,667
Kansas City Power & Light Co.
4.20%, 6/15/47		750	781,969
NextEra Energy Operating Partners, LP
4.25%, 9/15/24(8)		660	675,675
4.50%, 9/15/27(8)		990	1,011,038
NRG Energy, Inc.
7.875%, 5/15/21		287	295,323
Pattern Energy Group, Inc.
5.875%, 2/1/24(8)		1,000	1,060,000
Southern Co. (The)
3.25%, 7/1/26		1,000	990,002
Southwestern Electric Power Co.
6.20%, 3/15/40		696	917,368

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Thames Water Kemble Finance PLC
5.875%, 7/15/22(9)	GBP	450	$674,621

			$14,916,168

Total Corporate Bonds & Notes (identified cost $848,878,108)			$879,259,458

Foreign Government Securities — 3.3%

Security		Principal Amount* (000’s omitted)	Value

Albania — 0.2%
Republic of Albania
5.75%, 11/12/20(9)	EUR	2,500	$3,331,482

Total Albania			$3,331,482

Armenia — 0.1%
Republic of Armenia
6.00%, 9/30/20(9)		200	$211,902
7.15%, 3/26/25(9)		1,450	1,627,712

Total Armenia			$1,839,614

Barbados — 0.2%
Barbados Government International Bond
6.625%, 12/5/35(9)		2,300	$1,880,250
7.00%, 8/4/22(9)		112	103,880
7.25%, 12/15/21(9)		668	622,910

Total Barbados			$2,607,040

Belarus — 0.2%
Republic of Belarus
6.875%, 2/28/23(9)		1,580	$1,702,806
7.625%, 6/29/27(9)		1,670	1,867,786

Total Belarus			$3,570,592

Croatia — 0.1%
Croatia
3.875%, 5/30/22(9)	EUR	601	$801,314

Total Croatia			$801,314

Security		Principal Amount* (000’s omitted)	Value

Cyprus — 0.2%
Republic of Cyprus
3.75%, 7/26/23(9)	EUR	57	$76,247
3.875%, 5/6/22(9)	EUR	1,615	2,151,427
4.25%, 11/4/25(9)	EUR	393	546,916

Total Cyprus			$2,774,590

Dominican Republic — 0.1%
Dominican Republic International Bond
8.625%, 4/20/27(9)		2,000	$2,450,000

Total Dominican Republic			$2,450,000

Ecuador — 0.2%
Republic of Ecuador
10.50%, 3/24/20(8)		1,965	$2,129,569
10.50%, 3/24/20(9)		1,000	1,083,750
10.75%, 3/28/22(9)		325	364,000

Total Ecuador			$3,577,319

El Salvador — 0.2%
Republic of El Salvador
7.375%, 12/1/19(9)		1,210	$1,265,963
7.75%, 1/24/23(9)		1,800	1,944,702
8.25%, 4/10/32(9)		515	564,239
8.625%, 2/28/29(9)		200	225,000

Total El Salvador			$3,999,904

Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(9)		2,443	$2,448,218

Total Fiji			$2,448,218

Georgia — 0.0%(14)
Republic of Georgia
6.875%, 4/12/21(9)		559	$627,953

Total Georgia			$627,953

Honduras — 0.2%
Honduras Government International Bond
6.25%, 1/19/27(9)		150	$162,144
7.50%, 3/15/24(9)		400	457,000
8.75%, 12/16/20(9)		2,023	2,312,977

Total Honduras			$2,932,121

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Hungary — 0.0%(14)
Hungary Government Bond
5.75%, 11/22/23		470	$545,467

Total Hungary			$545,467

Indonesia — 0.1%
Republic of Indonesia
2.15%, 7/18/24(9)	EUR	280	$341,687
2.625%, 6/14/23(9)	EUR	450	567,044

Total Indonesia			$908,731

Macedonia — 0.3%
Republic of Macedonia
3.975%, 7/24/21(9)	EUR	2,914	$3,661,619
4.875%, 12/1/20(8)	EUR	485	623,917
4.875%, 12/1/20(9)	EUR	303	389,788

Total Macedonia			$4,675,324

Poland — 0.0%(14)
Republic of Poland
4.00%, 1/22/24		500	$538,665

Total Poland			$538,665

Romania — 0.0%(14)
Romania Government Bond
6.75%, 2/7/22(9)		450	$521,070

Total Romania			$521,070

Rwanda — 0.2%
Republic of Rwanda
6.625%, 5/2/23(9)		2,863	$2,995,528

Total Rwanda			$2,995,528

Saudi Arabia — 0.0%(14)
Saudi Government International Bond
3.625%, 3/4/28(9)(12)		255	$252,362

Total Saudi Arabia			$252,362

Serbia — 0.2%
Republic of Serbia
4.875%, 2/25/20(9)		1,915	$2,004,836
5.875%, 12/3/18(9)		980	1,017,305

Total Serbia			$3,022,141

Security	Principal Amount* (000’s omitted)	Value

Seychelles — 0.1%
Republic of Seychelles
7.00% to 1/1/18, 1/1/26(9)(16)	1,905	$1,995,641

Total Seychelles		$1,995,641

Sri Lanka — 0.2%
Republic of Sri Lanka
6.125%, 6/3/25(9)	3,280	$3,477,502
6.85%, 11/3/25(9)	200	220,055

Total Sri Lanka		$3,697,557

Suriname — 0.2%
Republic of Suriname
9.25%, 10/26/26(9)	3,970	$4,307,450

Total Suriname		$4,307,450

Turkey — 0.2%
Republic of Turkey
5.625%, 3/30/21	1,680	$1,789,460
6.25%, 9/26/22	430	472,665
7.00%, 6/5/20	1,790	1,957,580

Total Turkey		$4,219,705

Total Foreign Government Securities (identified cost $54,909,660)		$58,639,788

Sovereign Loans — 0.4%

Borrower	Principal Amount (000’s omitted)	Value

Barbados — 0.1%
Government of Barbados
Term Loan, 11.44%, Maturing December 20, 2019(17)	$1,500	$1,505,535

Total Barbados		$1,505,535

Kenya — 0.1%
Government of Kenya
Term Loan, 6.53%, Maturing October 28, 2017(17)	$1,150	$1,150,000
Government of Kenya
Term Loan, 6.42%, Maturing April 18, 2019(17)	200	200,000

Total Kenya		$1,350,000

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Borrower	Principal Amount (000’s omitted)	Value

Tanzania — 0.2%
Government of the United Republic of Tanzania
Term Loan, 6.62%, Maturing June 23, 2022(17)	$3,575	$3,631,871

Total Tanzania		$3,631,871

Total Sovereign Loans (identified cost $6,405,895)		$6,487,406

Mortgage Pass-Throughs — 8.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2019(18)	$1,070	$1,086,898
5.50%, with various maturities to 2032	803	881,354
6.00%, with various maturities to 2031	266	291,829
6.50%, with various maturities to 2036	6,572	7,481,144
7.00%, with various maturities to 2036(18)	6,556	7,524,011
7.13%, with maturity at 2023	99	106,493
7.50%, with various maturities to 2035	4,542	5,181,420
7.65%, with maturity at 2022	81	86,264
8.00%, with various maturities to 2034	2,325	2,607,830
8.25%, with maturity at 2020	24	24,585
8.30%, with maturity at 2020	151	155,921
8.50%, with various maturities to 2031	1,510	1,699,709
9.00%, with various maturities to 2031	243	268,290
9.50%, with various maturities to 2025	188	201,710
10.00%, with maturity at 2020	10	10,835
10.50%, with maturity at 2020	16	16,494

		$27,624,787

Federal National Mortgage Association:
2.644%, (COF + 1.252%), with maturity at 2036(19)	$1,139	$1,138,523
2.927%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(19)	2,063	2,133,957
3.079%, (1 yr. CMT + 2.254%), with maturity at 2036(19)	12,399	13,089,325
3.168%, (1 yr. CMT + 2.25%), with maturity at 2022(19)	163	164,719
4.50%, with maturity at 2042(18)	10,383	11,203,376
5.00%, with various maturities to 2040(18)	11,398	12,496,796
5.50%, with various maturities to 2033	1,224	1,369,746
6.00%, with various maturities to 2033	3,401	3,724,859
6.323%, (COF + 2.00%), with maturity at 2032(19)	3,649	3,996,157
6.50%, with various maturities to 2036(18)	26,828	30,450,948

Security	Principal Amount (000’s omitted)	Value

6.75%, with maturity at 2023	$65	$70,663
7.00%, with various maturities to 2037	12,444	14,287,271
7.50%, with various maturities to 2035	5,355	6,231,896
7.918%, with maturity at 2027(20)	356	404,496
8.00%, with various maturities to 2034	1,630	1,866,244
8.079%, with maturity at 2029(20)	124	140,756
8.278%, with maturity at 2028(20)	96	111,539
8.28%, with maturity at 2024(20)	19	21,495
8.457%, with maturity at 2027(20)	123	141,562
8.50%, with various maturities to 2037	1,494	1,710,636
9.00%, with various maturities to 2032	2,376	2,667,776
9.343%, with maturity at 2025(20)	26	27,957
9.50%, with various maturities to 2030	847	939,719
10.00%, with various maturities to 2020	22	22,604
10.279%, with maturity at 2019(20)	4	4,394
10.50%, with maturity at 2021	62	67,678

		$108,485,092

Government National Mortgage Association:
6.00%, with maturity at 2024	$588	$639,432
6.50%, with maturity at 2024(18)	3,527	3,875,452
7.00%, with various maturities to 2033	2,302	2,712,350
7.50%, with various maturities to 2032(18)	6,592	7,410,592
8.00%, with various maturities to 2034(18)	4,014	4,687,453
8.30%, with maturity at 2020	57	58,996
8.50%, with maturity at 2022	174	190,320
9.00%, with various maturities to 2025	765	863,464
9.50%, with various maturities to 2021	386	412,824
10.00%, with maturity at 2019	21	21,481

		$20,872,364

Total Mortgage Pass-Throughs (identified cost $152,080,545)		$156,982,243

Collateralized Mortgage Obligations — 23.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$346	$374,401
Series 242, (Principal Only), Class PO, 0.00%, 11/15/36(21)	6,433	5,870,545
Series 259, (Principal Only), Class PO, 0.00%, 4/15/39(21)	3,825	3,517,783
Series 267, (Interest Only), Class S5, 4.766%, (6.00% - 1 mo. USD LIBOR), 8/15/42(22)(23)	9,007	1,635,065

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Series 284, (Interest Only), Class S6, 4.866%, (6.10% - 1 mo. USD LIBOR), 10/15/42(22)(23)	$5,039	$965,321
Series 1497, Class K, 7.00%, 4/15/23	328	358,861
Series 1529, Class Z, 7.00%, 6/15/23	463	508,375
Series 1620, Class Z, 6.00%, 11/15/23	363	392,196
Series 1677, Class Z, 7.50%, 7/15/23	267	295,764
Series 1702, Class PZ, 6.50%, 3/15/24	3,206	3,512,539
Series 2113, Class QG, 6.00%, 1/15/29	700	781,167
Series 2122, Class K, 6.00%, 2/15/29	132	147,225
Series 2130, Class K, 6.00%, 3/15/29	90	99,747
Series 2167, Class BZ, 7.00%, 6/15/29	95	107,865
Series 2182, Class ZB, 8.00%, 9/15/29	1,018	1,186,815
Series 2198, Class ZA, 8.50%, 11/15/29	1,242	1,446,595
Series 2245, Class A, 8.00%, 8/15/27	2,898	3,374,080
Series 2458, Class ZB, 7.00%, 6/15/32	1,031	1,202,465
Series 3606, (Principal Only), Class PO, 0.00%, 12/15/39(21)	4,096	3,614,954
Series 3727, (Interest Only), Class PS, 5.466%, (6.70% - 1 mo. USD LIBOR), 11/15/38(22)(23)	1,771	36,841
Series 3762, Class SH, 7.526%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(22)	770	894,429
Series 3973, (Interest Only), Class SG, 5.416%, (6.65% - 1 mo. USD LIBOR), 4/15/30(22)(23)	3,908	323,243
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(23)	5,366	591,169
Series 4070, (Interest Only), Class S, 4.866%, (6.10% - 1 mo. USD LIBOR), 6/15/32(22)(23)	10,126	1,621,792
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(23)	12,481	1,643,608
Series 4094, (Interest Only), Class CS, 4.766%, (6.00% - 1 mo. USD LIBOR), 8/15/42(22)(23)	5,261	1,020,294
Series 4095, (Interest Only), Class HS, 4.866%, (6.10% - 1 mo. USD LIBOR), 7/15/32(22)(23)	3,682	505,763
Series 4097, Class PE, 3.00%, 11/15/40	1,906	1,934,042
Series 4109, (Interest Only), Class ES, 4.916%, (6.15% - 1 mo. USD LIBOR), 12/15/41(22)(23)	91	17,147
Series 4109, (Interest Only), Class KS, 4.866%, (6.10% - 1 mo. USD LIBOR), 5/15/32(22)(23)	2,131	88,806
Series 4110, (Interest Only), Class SA, 4.416%, (5.65% - 1 mo. USD LIBOR), 9/15/42(22)(23)	6,362	978,146
Series 4149, (Interest Only), Class S, 5.016%, (6.25% - 1 mo. USD LIBOR), 1/15/33(22)(23)	4,993	849,029
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(23)	2,170	36,671
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(23)	3,767	368,964
Series 4203, (Interest Only), Class QS, 5.016%, (6.25% - 1 mo. USD LIBOR), 5/15/43(22)(23)	9,387	1,460,505

Security	Principal Amount (000’s omitted)	Value

Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(23)	$2,061	$47,556
Series 4273, Class PU, 4.00%, 11/15/43	2,307	2,401,129
Series 4273, Class SP, 8.701%, (12.00% - 1 mo. USD LIBOR x 2.667), 11/15/43(22)	513	650,336
Series 4337, Class YT, 3.50% , 4/15/49	6,904	7,004,595
Series 4407, Class LN, 6.437%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(22)	239	238,577
Series 4408, (Interest Only), Class IP, 3.50%, 4/15/44(23)	8,156	1,294,502
Series 4416, Class SU, 6.126%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(22)	6,691	6,698,216
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(21)	602	435,745
Series 4435, (Interest Only), Class BI, 3.50%, 7/15/44(23)	18,956	3,099,506
Series 4452, Class ZJ, 3.00%, 11/15/44	2,910	2,724,926
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(21)	3,377	2,933,422
Series 4583, Class CZ, 3.50%, 5/15/46	1,895	1,893,994
Series 4584, Class PM, 3.00%, 5/15/46	7,577	7,758,484
Series 4608, Class TV, 3.50%, 1/15/55	10,251	10,414,680
Series 4616, Class EZ, 3.00%, 9/15/46	958	929,961
Series 4617, Class CZ, 3.50%, 5/15/46	7,165	7,116,689
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(23)	9,490	1,561,625
Series 4630, Class CZ, 3.00%, 12/15/43	12,249	12,165,906
Series 4637, Class CU, 3.00%, 8/15/44	7,555	7,363,710
Series 4637, Class QF, 2.237%, (1 mo. USD LIBOR + 1.00%), 4/15/44(15)	14,554	14,645,437
Series 4637, Class QU, 3.00%, 4/15/44	7,727	7,536,726
Series 4639, Class KF, 2.537%, (1 mo. USD LIBOR + 1.30%), 12/15/44(15)	5,121	5,180,314
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(23)	10,628	1,640,873
Series 4648, Class WF, 2.237%, (1 mo. USD LIBOR + 1.00%), 1/15/47(15)	2,137	2,155,801
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(23)	5,782	778,135
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(23)	12,668	1,904,541
Series 4677, Class SB, 11.051%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(22)	3,915	4,252,267
Series 4678, Class PC, 3.00%, 1/15/46	16,515	16,697,936
Series 4695, Class CA, 3.00%, 10/15/41	6,874	6,755,509

		$180,043,310

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.887%, (4.65% + 1 mo. USD LIBOR), 10/25/28(15)	$6,250	$7,004,655
Series 2017-DNA2, Class M2, 4.687%, (3.45% + 1 mo. USD LIBOR), 10/25/29(15)	3,000	3,179,268

		$10,183,923

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$2	$1,829
Series G92-44, Class ZQ, 8.00%, 7/25/22	3	2,976
Series G92-46, Class Z, 7.00%, 8/25/22	150	161,974
Series G92-60, Class Z, 7.00%, 10/25/22	205	221,729
Series G93-35, Class ZQ, 6.50%, 11/25/23	4,246	4,620,545
Series G93-40, Class H, 6.40%, 12/25/23	883	960,221
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(21)	4,256	3,941,045
Series 1988-14, Class I, 9.20%, 6/25/18	2	2,014
Series 1989-34, Class Y, 9.85%, 7/25/19	40	41,719
Series 1990-17, Class G, 9.00%, 2/25/20	23	24,274
Series 1990-27, Class Z, 9.00%, 3/25/20	19	20,100
Series 1990-29, Class J, 9.00%, 3/25/20	23	24,708
Series 1990-43, Class Z, 9.50%, 4/25/20	96	101,808
Series 1991-98, Class J, 8.00%, 8/25/21	66	71,594
Series 1992-77, Class ZA, 8.00%, 5/25/22	428	468,992
Series 1992-103, Class Z, 7.50%, 6/25/22	25	27,462
Series 1992-113, Class Z, 7.50%, 7/25/22	56	61,216
Series 1992-185, Class ZB, 7.00%, 10/25/22	92	100,179
Series 1993-16, Class Z, 7.50%, 2/25/23	238	261,335
Series 1993-22, Class PM, 7.40%, 2/25/23	213	233,155
Series 1993-25, Class J, 7.50%, 3/25/23	278	306,372
Series 1993-30, Class PZ, 7.50%, 3/25/23	476	525,031
Series 1993-42, Class ZQ, 6.75%, 4/25/23	696	756,865
Series 1993-56, Class PZ, 7.00%, 5/25/23	103	112,696
Series 1993-156, Class ZB, 7.00%, 9/25/23	121	133,390
Series 1994-45, Class Z, 6.50%, 2/25/24	884	961,016
Series 1994-89, Class ZQ, 8.00%, 7/25/24	573	645,228
Series 1996-57, Class Z, 7.00%, 12/25/26	562	632,487
Series 1997-77, Class Z, 7.00%, 11/18/27	278	316,087
Series 1998-44, Class ZA, 6.50%, 7/20/28	292	328,083
Series 1999-45, Class ZG, 6.50%, 9/25/29	86	96,786
Series 2000-22, Class PN, 6.00%, 7/25/30	947	1,055,524
Series 2002-1, Class G, 7.00%, 7/25/23	152	166,364
Series 2002-21, Class PE, 6.50%, 4/25/32	700	796,649
Series 2005-75, Class CS, 19.251%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(22)	948	1,774,428
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(21)	5,601	4,965,331
Series 2007-74, Class AC, 5.00%, 8/25/37	7,506	8,148,142

Security	Principal Amount (000’s omitted)	Value

Series 2010-99, (Interest Only), Class NS, 5.363%, (6.60% - 1 mo. USD LIBOR), 3/25/39(22)(23)	$2,720	$152,855
Series 2010-119, (Interest Only), Class SK, 4.763%, (6.00% - 1 mo. USD LIBOR), 4/25/40(22)(23)	187	1,316
Series 2010-124, (Interest Only), Class SJ, 4.813%, (6.05% - 1 mo. USD LIBOR), 11/25/38(22)(23)	3,317	265,426
Series 2011-45, (Interest Only), Class SA, 5.413%, (6.65% - 1 mo. USD LIBOR), 1/25/29(22)(23)	1,657	51,077
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00), 6/25/41(22)	877	962,793
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(23)	13,197	1,267,774
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(23)	4,277	411,332
Series 2011-109, Class PE, 3.00%, 8/25/41	4,590	4,622,972
Series 2012-24, (Interest Only), Class S, 4.263%, (5.50% - 1 mo. USD LIBOR), 5/25/30(22)(23)	3,075	237,651
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(23)	7,367	740,631
Series 2012-56, (Interest Only), Class SU, 5.513%, (6.75% - 1 mo. USD LIBOR), 8/25/26(22)(23)	2,218	119,172
Series 2012-94, (Interest Only), Class KS, 5.413%, (6.65% - 1 mo. USD LIBOR), 5/25/38(22)(23)	8,046	1,138,080
Series 2012-97, (Interest Only), Class PS, 4.913%, (6.15% - 1 mo. USD LIBOR), 3/25/41(22)(23)	9,379	1,369,419
Series 2012-103, (Interest Only), Class GS, 4.863%, (6.10% - 1 mo. USD LIBOR), 2/25/40(22)(23)	8,292	783,491
Series 2012-118, (Interest Only), Class IN, 3.50%, 11/25/42(23)	11,719	2,195,234
Series 2012-124, (Interest Only), Class IO, 1.459%, 11/25/42(20)(23)	8,348	347,917
Series 2012-134, Class ZT, 2.00%, 12/25/42	4,214	3,665,449
Series 2012-150, (Interest Only), Class SK, 4.913%, (6.15% - 1 mo. USD LIBOR), 1/25/43(22)(23)	6,727	1,110,654
Series 2013-6, Class TA, 1.50%, 1/25/43	6,806	6,651,354
Series 2013-12, (Interest Only), Class SP, 4.413%, (5.65% - 1 mo. USD LIBOR), 11/25/41(22)(23)	3,489	452,260
Series 2013-15, (Interest Only), Class DS, 4.963%, (6.20% - 1 mo. USD LIBOR), 3/25/33(22)(23)	13,803	2,542,233

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Series 2013-16, (Interest Only), Class SY, 4.913%, (6.15% - 1 mo. USD LIBOR), 3/25/43(22)(23)	$3,112	$534,388
Series 2013-52, Class MD, 1.25%, 6/25/43	7,158	6,823,642
Series 2013-54, (Interest Only), Class HS, 5.063%, (6.03% - 1 mo. USD LIBOR), 10/25/41(22)(23)	4,626	526,197
Series 2013-64, (Interest Only), Class PS, 5.013%, (6.25% - 1 mo. USD LIBOR), 4/25/43(22)(23)	5,455	832,854
Series 2013-67, Class NF, 2.237%, (1 mo. USD LIBOR + 1.00%), 7/25/43(15)	2,784	2,771,494
Series 2013-75, (Interest Only), Class SC, 5.013%, (6.25% - 1 mo. USD LIBOR), 7/25/42(22)(23)	13,112	1,498,098
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(23)	1,947	321,499
Series 2014-35, Class CF, 1.587%, (1 mo. USD LIBOR + 0.35%), 6/25/44(15)	5,977	5,985,447
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(23)	5,240	751,998
Series 2014-64, Class PA, 3.00%, 3/25/44	6,420	6,490,418
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(23)	6,765	1,201,128
Series 2015-17, (Interest Only), Class SA, 4.963%, (6.20% - 1 mo. USD LIBOR), 11/25/43(22)(23)	7,539	1,099,779
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(23)	6,029	924,541
Series 2015-89, Class ZB, 3.00%, 5/25/54	1,824	1,824,613
Series 2015-95, (Interest Only), Class SB, 4.763%, (6.00% - 1 mo. USD LIBOR), 1/25/46(22)(23)	18,128	3,413,673
Series 2016-1, (Interest Only), Class SJ, 4.913%, (6.15% - 1 mo. USD LIBOR), 2/25/46(22)(23)	27,163	5,334,992
Series 2016-22, Class ZE, 3.00%, 6/25/44	1,008	974,220
Series 2017-13, Class KF, 2.237%, (1 mo. USD LIBOR + 1.00%), 2/25/47(15)	2,995	3,015,895
Series 2017-15, Class LE, 3.00%, 6/25/46	19,478	19,695,758
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,838	1,803,714
Series 2017-46, (Interest Only), Class NI, 3.00% , 8/25/42(23)	14,027	1,852,461
Series 2017-48, Class LG, 2.75%, 5/25/47	9,786	9,794,996
Series 2017-66, Class ZJ, 3.00% , 9/25/57	4,769	4,570,629
Series 2017-75, Class Z, 3.00% , 9/25/57	3,218	3,084,704
Series 2017-76, Class Z, 3.00%, 10/25/57	5,000	4,862,500

		$152,148,082

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 6.987%, (1 mo. USD LIBOR + 5.75%), 7/25/29(15)	$4,500	$4,997,499
Series 2017-C03, Class 1B1, 6.087%, (1 mo. USD LIBOR + 4.85%), 10/25/29(15)	2,000	2,068,026
Series 2017-C03, Class 1M2, 4.237%, (1 mo. USD LIBOR + 3.00%), 10/25/29(15)	2,750	2,836,866

		$9,902,391

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$252	$255,098
Series 2011-156, Class GA, 2.00%, 12/16/41	614	540,756
Series 2016-81, Class CZ, 2.25%, 3/16/45	378	371,883
Series 2016-129, Class ZC, 2.00%, 6/20/45	3,231	3,193,946
Series 2016-171, Class AZ, 2.50%, 10/20/44	354	353,878
Series 2017-82, Class CZ, 2.50%, 2/16/43	2,274	2,263,803
Series 2017-82, Class TZ, 2.50%, 2/16/43	2,132	2,102,066
Series 2017-104, (Interest Only), Class SD, 4.964%, (6.20% - 1 mo. USD LIBOR), 7/20/47(22)(23)	9,948	2,058,504
Series 2017-110, Class ZJ, 3.00%, 7/20/47	4,930	4,852,971
Series 2017-121, Class DF, 1.736%, (1 mo. USD LIBOR + 0.50%), 8/20/47(15)	26,699	26,673,619
Series 2017-137, Class AF, 1.736%, (1 mo. USD LIBOR + 0.50%), 9/20/47(15)	14,000	13,978,125
Series 2017-141, Class KZ, 3.00%, 9/20/47	5,000	4,825,000

		$61,469,649

Total Collateralized Mortgage Obligations (identified cost $420,744,919)		$413,747,355

Commercial Mortgage-Backed Securities — 5.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(8)	$866	$868,530
Series 2015-1, Class B, 4.12%, 4/15/34(8)	1,000	1,000,533
Agate Bay Mortgage Trust
Series 2015-1, Class A4, 3.50%, 1/25/45(8)	3,558	3,648,575
Banc of America Merrill Lynch Large Loan, Inc.
Series 2013-DSNY, Class E, 3.827%, (1 mo. USD LIBOR + 2.60%), 9/15/26(8)(15)	1,500	1,502,012
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(8)	1,000	819,478
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	1,500	1,222,702

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	$395	$412,784
Series 2012-CR2, Class D, 5.002%, 8/15/45(8)(20)	1,650	1,627,882
Series 2013-CR11, Class D, 5.169%, 8/10/50(8)(20)	2,500	2,434,048
Series 2014-CR21, Class D, 4.064%, 12/10/47(8)(20)	2,500	2,135,457
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,228,012
Series 2015-CR22, Class D, 4.261%, 3/10/48(8)(20)	4,100	3,454,644
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.509%, 12/15/49(20)	2,770	2,818,117
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,486,172
Series 2014-C19, Class D, 4.82%, 4/15/47(8)(20)	1,425	1,279,005
Series 2014-C21, Class D, 4.815%, 8/15/47(8)(20)	3,000	2,577,047
Series 2014-C22, Class C, 4.711%, 9/15/47(20)	730	739,124
Series 2014-C22, Class D, 4.711%, 9/15/47(8)(20)	4,500	3,862,640
Series 2014-C25, Class D, 4.095%, 11/15/47(8)(20)	2,850	2,271,393
Series 2015-C29, Class D, 3.842%, 5/15/48(20)	2,000	1,597,125
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	1,547	1,545,875
Series 2010-C2, Class D, 5.85%, 11/15/43(8)(20)	3,247	3,384,316
Series 2011-C5, Class D, 5.588%, 8/15/46(8)(20)	3,000	3,025,029
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,057,858
Series 2013-C13, Class D, 4.188%, 1/15/46(8)(20)	3,000	2,789,007
Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,120,726
Series 2014-DSTY, Class B, 3.771%, 6/10/27(8)	2,600	2,604,239
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 5.056%, 4/15/47(8)(20)	2,450	2,277,915
Series 2015-C23, Class D, 4.272%, 7/15/50(8)(20)	2,000	1,687,300
Series 2016-C32, Class D, 3.396%, 12/15/49(8)(20)	1,600	1,206,816
Motel 6 Trust
Series 2017-MTL6, Class C, 2.634%, (1 mo. USD LIBOR + 1.40%), 8/15/34(8)(15)	3,000	3,005,625
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.73%, 5/10/45(8)(20)	3,000	3,032,707
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.25%, 1/10/45(8)(20)	2,850	3,099,850
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.43%, 7/15/46(8)(20)	3,000	2,757,918
Series 2015-C29, Class D, 4.366%, 6/15/48(20)	4,076	3,558,759
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	1,924,497
Series 2015-LC22, Class C, 4.693%, 9/15/58(20)	1,250	1,257,624

Security	Principal Amount (000’s omitted)	Value

Series 2015-NXS1, Class D, 4.239%, 5/15/48(20)	$2,500	$2,202,698
Series 2015-SG1, Class C, 4.619%, 9/15/48(20)	1,575	1,547,930
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	660	674,053
Series 2014-C24, Class B, 4.204%, 11/15/47(20)	2,500	2,506,247
Series 2014-LC14, Class D, 4.586%, 3/15/47(8)(20)	3,000	2,544,473

Total Commercial Mortgage-Backed Securities (identified cost $88,077,216)		$87,796,742

Asset-Backed Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII
Series 2014-17A, Class C, 4.604%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(15)	$1,000	$1,001,134
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(8)	1,750	1,751,839
Series 2013-2A, Class B, 3.66%, 2/20/20(8)	450	455,703
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class AA, 2.487%, 12/16/41(8)(16)	4,125	4,128,901
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(8)	1,416	1,474,079
Colony American Homes
Series 2014-1A, Class C, 3.084%, (1 mo. USD LIBOR + 1.85%), 5/17/31(8)(15)	2,740	2,752,017
Series 2014-1A, Class D, 3.384%, (1 mo. USD LIBOR + 2.15%), 5/17/31(8)(15)	500	502,281
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class A, 2.39%, 4/17/23(8)	1,153	1,153,947
Series 2017-P1, Class A, 2.42%, 9/15/23(8)	1,450	1,448,981
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(8)	3,249	3,260,929
Series 2015-1A, Class A2II, 3.98%, 2/20/45(8)	2,169	2,222,709
Series 2017-1A, Class A2I, 3.629%, 11/20/47(8)(12)	784	788,426
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(8)	1,865	1,866,587
Series 2016-1, Class B, 2.03%, 7/22/21(8)	1,750	1,748,177
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(8)	1,400	1,403,806
Series 2016-2A, Class A1, 1.53%, 11/16/20(8)	478	477,341

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(8)	$1,373	$1,372,174
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(8)	1,032	1,046,490
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(8)	3,600	3,606,111
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(8)	255	255,187
Invitation Homes Trust
Series 2015-SFR2, Class C, 3.234%, (1 mo. USD LIBOR + 2.00%), 6/17/32(8)(15)	2,000	2,009,082
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(8)	843	837,310
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(8)	1,600	1,606,127
OneMain Financial Issuance Trust
Series 2014-1A, Class B, 3.24%, 6/18/24(8)	1,200	1,200,827
Series 2015-1A, Class B, 3.85%, 3/18/26(8)	1,200	1,214,723
Series 2017-1A, Class A1, 2.37%, 9/14/32(8)	2,375	2,366,363
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(8)	815	817,438
Series 2017-1A, Class B, 3.65%, 6/15/23(8)	750	757,617
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(8)	377	376,635
Series 2015-1A, Class B, 3.05%, 3/22/32(8)	758	760,909
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(8)	1,833	1,847,784
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	1,000	1,000,381
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(8)	2,960	3,024,175
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(8)	721	720,669
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75%, 5/17/32(8)(16)	1,959	1,987,059
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 2.934%, (1 mo. USD LIBOR + 1.70%), 12/15/20(8)(15)	1,500	1,509,957
Tricon American Homes
Series 2015-SFR1, Class D, 3.434%, (1 mo. USD LIBOR + 2.20%), 5/17/32(8)(15)	1,000	1,006,280
Series 2016-SFR1, Class D, 3.886%, 11/17/33(8)	1,300	1,319,780
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(8)	2,400	2,391,600
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(8)	3,136	3,172,753

Total Asset-Backed Securities (identified cost $62,244,866)		$62,644,288

U.S. Government Agency Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value

Federal Farm Credit Bank
3.25%, 7/1/30(18)	$5,000	$5,129,610

		$5,129,610

Federal Home Loan Bank
4.125%, 12/13/19(18)	$3,975	$4,185,794
5.25%, 12/9/22(18)	9,000	10,408,977
5.375%, 5/15/19(18)	6,585	6,991,479
5.50%, 7/15/36	4,000	5,421,056

		$27,007,306

Total U.S. Government Agency Obligations (identified cost $31,068,932)		$32,136,916

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(18)	$25,000	$27,551,758

Total U.S. Treasury Obligations (identified cost $27,744,555)		$27,551,758

Common Stocks — 0.9%

Security	Shares	Value

Aerospace and Defense — 0.0%(14)
IAP Global Services, LLC(3)(24)(25)	31	$317,556

		$317,556

Automotive — 0.1%
Dayco Products, LLC(3)(24)(25)	27,250	$858,375

		$858,375

Business Equipment and Services — 0.1%
Education Management Corp.(3)(24)(25)	5,580,468	$0
RCS Capital Corp.(24)(25)	37,523	1,106,929

		$1,106,929

Electronics/Electrical — 0.1%
Answers Corp.(24)(25)	78,756	$1,246,967

		$1,246,967

42	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care — 0.0%(14)
New Millennium Holdco, Inc.(24)(25)	42,216	$47,493

		$47,493

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(24)(25)	707	$0

		$0

Oil and Gas — 0.3%
Ameriforge Group, Inc.(3)(24)(25)	58,344	$2,042,040
Bonanza Creek Energy, Inc.(24)	47,505	1,567,190
Frontera Energy Corp.(24)	4,778	167,230
Nine Point Energy Holdings, Inc.(3)(8)(24)	24,648	362,473
Paragon Offshore Finance Company, Class A(24)(25)	2,021	1,869
Paragon Offshore Finance Company, Class B(24)(25)	1,011	18,198
Paragon Offshore, Ltd.(24)(25)	2,021	37,389
Patterson-UTI Energy, Inc.	19,828	415,198
Samson Resources II, LLC, Class A(24)(25)	45,294	1,071,960
Southcross Holdings Group, LLC(3)(24)(25)	78	0
Southcross Holdings L.P., Class A(24)(25)	78	43,680

		$5,727,227

Publishing — 0.3%
ION Media Networks, Inc.(3)(25)	5,187	$2,828,731
Laureate Education, Inc.(24)(25)	186,806	2,718,027
MediaNews Group, Inc.(3)(24)(25)	14,016	490,971

		$6,037,729

Total Common Stocks (identified cost $14,340,503)		$15,342,276

Convertible Bonds — 0.0%(14)

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.0%(14)
NRG Yield, Inc., 3.25%, 6/1/20(8)	$225	$225,422

Total Convertible Bonds (identified cost $219,230)		$225,422

Convertible Preferred Stocks — 0.0%(14)

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(24)(25)	6,209	$0

		$0

Oil and Gas — 0.0%(14)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(8)(13)	555	$555,000

		$555,000

Total Convertible Preferred Stocks (identified cost $993,211)		$555,000

Closed-End Funds — 1.3%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,008,560	$22,696,728

Total Closed-End Funds (identified cost $24,495,060)		$22,696,728

Miscellaneous — 0.0%(14)
Security	Principal Amount/ Shares	Value

Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(24)	2,257,600	$0

		$0

Lodging and Casinos — 0.0%(14)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(8)(24)	$889,622	$1,335

		$1,335

Total Miscellaneous (identified cost $0)		$1,335

43	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.5%

Foreign Government Securities — 0.0%(14)

Security		Principal Amount* (000’s omitted)	Value

Greece — 0.0%(14)
Hellenic Republic Treasury Bill, 0.00%, 2/2/18	EUR	320	$376,241

Total Greece			$376,241

Total Foreign Government Securities (identified cost $376,104)			$376,241

U.S. Treasury Obligations — 0.0%(14)

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/21/17(26)		$500	$498,897

Total U.S. Treasury Obligations (identified cost $498,845)			$498,897

Other — 4.5%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(27)		78,456,895	$78,464,741

Total Other (identified cost $78,468,834)			$78,464,741

Total Short-Term Investments (identified cost $79,343,783)			$79,339,879

Total Investments — 157.0% (identified cost $2,742,506,550)			$2,766,248,551

Less Unfunded Loan Commitments — (0.0)%(14)			$(155,068)

Net Investments — 157.0% (identified cost $2,742,351,482)			$2,766,093,483

Other Assets, Less Liabilities — (41.9)%			$(738,071,562)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.1)%			$(266,676,787)

Net Assets Applicable to Common Shares — 100.0%			$1,761,345,134

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)

The stated interest rate represents the weighted average interest rate at September 30, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after September 30, 2017, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $566,177,046 or 32.1% of the Fund’s net assets applicable to common shares.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the aggregate value of these securities is $67,615,237 or 3.8% of the Fund’s net assets applicable to common shares.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	When-issued security.

(13)	Represents a payment-in-kind security which may pay interest/dividend in additional principal/shares at the issuer’s discretion.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(16)	Multi-step coupon bond. Interest rate represents the rate in effect at September 30, 2017.

44	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

(17)	Variable interest rate that updates semiannually based on changes to the USD LIBOR and credit rating, if applicable. The stated interest rate represents the rate in effect at September 30, 2017.

(18)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(19)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2017.

(20)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2017.

(21)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(22)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2017.

(23)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(24)	Non-income producing security.

(25)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(26)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(27)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,425,000	USD	1,684,778	Goldman Sachs International	10/3/17	$—	$(570)
EUR	25,000	USD	29,562	State Street Bank and Trust Company	10/5/17	—	(11)
EUR	275,000	USD	328,595	State Street Bank and Trust Company	10/5/17	—	(3,537)
USD	362,281	EUR	306,375	State Street Bank and Trust Company	10/5/17	137	—
USD	886,432	EUR	763,852	JPMorgan Chase Bank, N.A.	10/6/17	—	(16,512)
USD	745,861	EUR	644,957	Deutsche Bank AG	10/13/17	—	(16,825)
USD	180,914	EUR	152,137	Deutsche Bank AG	10/19/17	950	—
USD	3,196,619	EUR	2,732,387	Deutsche Bank AG	10/19/17	—	(35,555)
USD	139,113	EUR	118,206	Goldman Sachs International	10/20/17	—	(722)
USD	4,403,619	EUR	3,758,958	Goldman Sachs International	10/20/17	—	(43,134)
CHF	809,938	USD	859,068	State Street Bank and Trust Company	10/31/17	—	(21,125)
EUR	362,712	USD	425,951	State Street Bank and Trust Company	10/31/17	3,378	—
EUR	1,007,231	USD	1,205,193	State Street Bank and Trust Company	10/31/17	—	(12,970)
GBP	28,339	USD	38,039	Goldman Sachs International	10/31/17	—	(30)
GBP	237,063	USD	309,774	State Street Bank and Trust Company	10/31/17	8,179	—
GBP	146,551	USD	194,953	State Street Bank and Trust Company	10/31/17	1,604	—
GBP	229,913	USD	311,318	State Street Bank and Trust Company	10/31/17	—	(2,954)
USD	845,061	CHF	809,938	State Street Bank and Trust Company	10/31/17	7,118	—
USD	10,504,370	EUR	8,947,154	Goldman Sachs International	10/31/17	—	(86,042)
USD	329,049	EUR	275,000	State Street Bank and Trust Company	10/31/17	3,541	—
USD	397,276	EUR	340,000	State Street Bank and Trust Company	10/31/17	—	(5,169)
USD	6,116,340	EUR	5,213,516	State Street Bank and Trust Company	10/31/17	—	(54,704)
USD	619,987	GBP	459,825	State Street Bank and Trust Company	10/31/17	3,260	—
USD	2,345,534	GBP	1,790,653	State Street Bank and Trust Company	10/31/17	—	(56,127)
EUR	306,375	USD	363,356	State Street Bank and Trust Company	11/30/17	—	(139)
USD	2,075,765	CAD	2,616,257	HSBC Bank USA, N.A.	11/30/17	—	(21,777)
USD	13,070,010	EUR	10,823,308	State Street Bank and Trust Company	11/30/17	238,643	—
USD	3,207,823	EUR	2,656,703	State Street Bank and Trust Company	11/30/17	58,219	—
USD	29,650	EUR	25,000	State Street Bank and Trust Company	11/30/17	11	—
USD	1,126,876	EUR	955,721	State Street Bank and Trust Company	11/30/17	—	(6,161)
USD	517,445	GBP	398,596	HSBC Bank USA, N.A.	11/30/17	—	(17,586)

45	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,146,544	GBP	883,513	State Street Bank and Trust Company	11/30/17	$—	$(39,387)
USD	2,591,537	EUR	2,181,750	JPMorgan Chase Bank, N.A.	12/1/17	4,869	—
GBP	310,325	USD	422,653	BNP Paribas	12/29/17	—	(5,684)
USD	1,692,644	EUR	1,425,000	Goldman Sachs International	12/29/17	93	—
USD	715,034	GBP	525,000	BNP Paribas	12/29/17	9,616	—
USD	1,442,223	GBP	1,073,586	State Street Bank and Trust Company	12/29/17	—	(305)
USD	382,496	EUR	320,000	Goldman Sachs International	2/2/18	1,617	—

						$341,235	$(447,026)

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. 2-Year Treasury Note	165	Short	Dec-17	$(35,591,016)	$102,312
U.S. 5-Year Deliverable Interest Rate Swap	98	Short	Dec-17	(9,888,812)	81,156
U.S. 5-Year Treasury Note	140	Short	Dec-17	(16,450,000)	140,404
U.S. 10-Year Deliverable Interest Rate Swap	89	Short	Dec-17	(9,027,938)	118,049
U.S. 10-Year Treasury Note	140	Short	Dec-17	(17,543,750)	226,449
U.S. Ultra 10-Year Treasury Note	53	Short	Dec-17	(7,119,390)	109,375

					$777,745

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	8,680	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25 (pays annually	% )(1)	9/20/22	$(35,890)

LCH.Clearnet	EUR	122	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00 (pays annually	% )(1)	9/20/27	(614)

LCH.Clearnet	USD	1,700	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75 (pays semi-annually	% )(1)	9/20/19	1,676

LCH.Clearnet	USD	1,950	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.50 (pays semi-annually	% )(1)	3/20/20	2,635

LCH.Clearnet	USD	860	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11 (pays semi-annually	% )	9/5/27	12,855

LCH.Clearnet	USD	3,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02 (pays semi-annually	% )	9/11/27	69,509
LCH.Clearnet	USD	310	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.27 (pays semi-annually	% )	9/29/27	680

								$50,851

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

46	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation

Bahamas	Deutsche Bank AG	$1,150	1.00 (pays quarterly	% )(1)	6/20/22	2.08%	$(54,309)	$97,579	$43,270
Brazil	Citibank, N.A.	2,649	1.00 (pays quarterly	% )(1)	12/20/22	1.93	(117,620)	130,039	12,419
Russia	Citibank, N.A.	2,800	1.00 (pays quarterly	% )(1)	12/20/22	1.42	(56,004)	60,493	4,489

Total		$6,599					$(227,933)	$288,111	$60,178

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2017, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $6,599,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CMT	–	Constant Maturity Treasury
COF	–	Cost of Funds 11th District
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

47	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2017
Unaffiliated investments, at value (identified cost, $2,663,882,648)	$2,687,628,742
Affiliated investment, at value (identified cost, $78,468,834)	78,464,741
Cash	9,920,366
Deposits for financial futures contracts	1,839,936
Deposits for centrally cleared swap contracts	329,998
Deposits for OTC derivatives	420,000
Deposits for reverse repurchase agreements	1,182,000
Foreign currency, at value (identified cost, $2,756,343)	2,759,017
Interest and dividends receivable	21,587,535
Dividends receivable from affiliated investment	43,946
Receivable for investments sold	6,447,947
Receivable for variation margin on open centrally cleared swap contracts	21,336
Receivable for open forward foreign currency exchange contracts	341,235
Receivable for open swap contracts	60,178
Receivable for closed swap contracts	3,874
Tax reclaims receivable	990
Prepaid upfront fees on notes payable	645,215
Prepaid expenses	34,473
Total assets	$2,811,731,529

Liabilities
Notes payable	$615,000,000
Payable for reverse repurchase agreements, including accrued interest of $101,505	120,635,435
Payable for investments purchased	30,607,022
Payable for when-issued securities	12,782,364
Payable for variation margin on open financial futures contracts	49,073
Payable for open forward foreign currency exchange contracts	447,026
Premium received on open non-centrally cleared swap contracts	288,111
Payable to affiliates:
Investment adviser fee	1,685,878
Accrued expenses	2,214,699
Total liabilities	$783,709,608
Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,676,787
Net assets applicable to common shares	$1,761,345,134

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 116,147,018 shares issued and outstanding	$1,161,470
Additional paid-in capital	1,942,063,262
Accumulated net realized loss	(195,717,412)
Accumulated distributions in excess of net investment income	(10,509,354)
Net unrealized appreciation	24,347,168
Net assets applicable to common shares	$1,761,345,134

Net Asset Value Per Common Share
($1,761,345,134 ÷ 116,147,018 common shares issued and outstanding)	$15.16

48	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2017
Interest and other income	$66,354,491
Dividends	836,835
Dividends from affiliated investment	301,289
Total investment income	$67,492,615

Expenses
Investment adviser fee	$10,293,449
Trustees’ fees and expenses	50,750
Custodian fee	412,463
Transfer and dividend disbursing agent fees	9,388
Legal and accounting services	119,076
Printing and postage	279,358
Interest expense and fees	8,094,182
Preferred shares service fee	150,758
Miscellaneous	65,773
Total expenses	$19,475,197

Net investment income	$48,017,418

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,779,734
Investment transactions — affiliated investment	(5,760)
Financial futures contracts	(2,142,799)
Swap contracts	299,443
Foreign currency transactions	455,340
Forward foreign currency exchange contract transactions	(4,746,342)
Net realized loss	$(2,360,384)
Change in unrealized appreciation (depreciation) —
Investments	$18,388,807
Investments — affiliated investment	(926)
Financial futures contracts	682,161
Swap contracts	(47,633)
Foreign currency	385
Forward foreign currency exchange contracts	(140,263)
Net change in unrealized appreciation (depreciation)	$18,882,531

Net realized and unrealized gain	$16,522,147

Distributions to preferred shareholders
From net investment income	$(2,161,128)

Net increase in net assets from operations	$62,378,437

49	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
From operations —
Net investment income	$48,017,418	$104,427,224
Net realized gain (loss)	(2,360,384)	200,734
Net change in unrealized appreciation (depreciation)	18,882,531	97,125,557
Distributions to preferred shareholders —
From net investment income	(2,161,128)	(2,084,005)
Net increase in net assets from operations	$62,378,437	$199,669,510
Distributions to common shareholders —
From net investment income	$(56,168,698)	$(115,811,864)
Tax return of capital	—	(13,738,521)
Total distributions to common shareholders	$(56,168,698)	$(129,550,385)

Net increase in net assets	$6,209,739	$70,119,125

Net Assets Applicable to Common Shares
At beginning of period	$1,755,135,395	$1,685,016,270
At end of period	$1,761,345,134	$1,755,135,395

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(10,509,354)	$(196,946)

50	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended September 30, 2017
Net increase in net assets from operations	$62,378,437
Distributions to preferred shareholders	2,161,128
Net increase in net assets from operations excluding distributions to preferred shareholders	$64,539,565
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(550,148,892)
Investments sold and principal repayments	546,667,059
Increase in short-term investments, net	(11,314,310)
Net amortization/accretion of premium (discount)	8,524,041
Amortization of prepaid upfront fees on notes payable	261,751
Decrease in deposits for financial futures contracts	181,351
Increase in deposits for centrally cleared swap contracts	(162,606)
Decrease in deposits for OTC derivatives	410,000
Increase in deposits for reverse repurchase agreements	(513,000)
Decrease in interest and dividends receivable	339,185
Decrease in dividends receivable from affiliated investment	18,293
Increase in receivable for variation margin on open centrally cleared swap contracts	(21,336)
Increase in receivable for open forward foreign currency exchange contracts	(111,789)
Decrease in receivable for open swap contracts	138,951
Decrease in receivable for closed swap contracts	141,516
Decrease in tax reclaims receivable	370
Increase in prepaid expenses	(3,196)
Decrease in payable for variation margin on open financial futures contracts	(913,198)
Decrease in payable for variation margin on open centrally cleared swap contracts	(3,120)
Increase in payable for open forward foreign currency exchange contracts	252,052
Decrease in premium received on open non-centrally cleared swap contracts	(173,866)
Decrease in payable to affiliate for investment adviser fee	(55,776)
Increase in accrued expenses	216,702
Increase in accrued interest on reverse repurchase agreements	46,939
Decrease in unfunded loan commitments	(3,902,094)
Net change in unrealized (appreciation) depreciation from investments	(18,387,881)
Net realized gain from investments	(3,773,974)
Net cash provided by operating activities	$32,252,737

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(56,168,698)
Cash distributions paid to preferred shareholders	(2,141,083)
Proceeds from notes payable	30,000,000
Proceeds from reverse repurchase agreements, net	(6,866,053)
Net cash used in financing activities	$(35,175,834)

Net decrease in cash*	$(2,923,097)

Cash at beginning of period(1)	$15,602,480

Cash at end of period(1)	$12,679,383

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and reverse repurchase agreements	$7,608,010

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $4,848.

(1)	Balance includes foreign currency, at value.

51	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period (Common shares)	$15.110		$14.510	$16.010	$16.600	$16.860	$16.550

Income (Loss) From Operations
Net investment income(1)	$0.413		$0.899	$0.979	$1.044	$1.018	$1.041
Net realized and unrealized gain (loss)	0.140		0.834	(1.278)	(0.411)	(0.055)	0.516
Distributions to preferred shareholders
From net investment income(1)	(0.019)		(0.018)	(0.007)	(0.003)	(0.003)	(0.004)

Total income (loss) from operations	$0.534		$1.715	$(0.306)	$0.630	$0.960	$1.553

Less Distributions to Common Shareholders
From net investment income	$(0.484)		$(0.991)	$(1.114)	$(1.197)	$(1.178)	$(1.210)
Tax return of capital	—		(0.124)	(0.106)	(0.023)	(0.042)	(0.033)

Total distributions to common shareholders	$(0.484)		$(1.115)	$(1.220)	$(1.220)	$(1.220)	$(1.243)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$—		$—	$0.026	$—	$—	$—

Net asset value — End of period (Common shares)	$15.160		$15.110	$14.510	$16.010	$16.600	$16.860

Market value — End of period (Common shares)	$14.030		$13.830	$13.180	$14.390	$15.250	$17.100

Total Investment Return on Net Asset Value(2)	3.85	%(3)	12.99%	(0.62)%	4.73%	6.50%	9.80%

Total Investment Return on Market Value(2)	5.00	%(3)	13.85%	0.44%	2.47%	(3.53)%	14.83%

52	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000's omitted)	$1,761,345		$1,755,135	$1,685,016	$1,881,988	$1,950,819	$1,980,817
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.29	%(6)	1.32%	1.37%	1.35%	1.27%	1.16%
Interest and fee expense(7)	0.92	%(6)	0.73%	0.63%	0.54%	0.44%	0.44%
Total expenses(5)	2.21	%(6)	2.05%	2.00%	1.89%	1.71%	1.60%
Net investment income	5.44	%(6)	6.01%	6.49%	6.44%	6.16%	6.25%
Portfolio Turnover	20	%(3)	45%	33%	35%	37%	46%
Senior Securities:
Total notes payable outstanding (in 000's)	$615,000		$585,000	$660,000	$803,200	$828,200	$496,200
Asset coverage per $1,000 of notes payable(8)	$4,298		$4,456	$3,957	$3,675	$3,677	$5,529
Total preferred shares outstanding	10,665		10,665	10,665	10,665	10,665	10,665
Asset coverage per preferred share(9)	$74,947		$76,524	$70,461	$68,979	$69,546	$89,917
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s APS (see Note 8), and the reverse repurchase agreements (see Note 9).

(8)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 300%, 306%, 282%, 276%, 278% and 360% at September 30, 2017 and March 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(10)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.87%	0.87%	0.88%	0.86%	0.86%	0.85%
Interest and fee expense	0.62%	0.49%	0.40%	0.34%	0.30%	0.32%
Total expenses	1.49%	1.36%	1.28%	1.20%	1.16%	1.17%
Net investment income	3.66%	3.99%	4.15%	4.10%	4.16%	4.57%

53	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

54

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2017, the Fund had sufficient cash and/or securities to cover these commitments.

G Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

55

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

J Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 7 and 11. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

M When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

N Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security.

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Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

O Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

P Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

Q Interim Financial Statements — The interim financial statements relating to September 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of September 30, 2017 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

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Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2017, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at September 30, 2017	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	1.77%	$431,104	1.61%	1.25–1.82
Series B	1.67	430,674	1.61	1.31–1.80
Series C	1.70	432,472	1.62	1.37–1.80
Series D	1.80	437,417	1.64	1.34–1.80
Series E	1.79	429,461	1.61	1.25–1.82

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2017.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Distributions in any year may include a return of capital component. For the six months ended September 30, 2017, the amount of distributions estimated to be a tax return of capital was approximately $4,718,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At March 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $89,002,001 and deferred capital losses of $82,203,628 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2018 ($67,565,640) and March 31, 2019 ($21,436,361) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2017, $270,543 are short-term and $81,933,085 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,765,412,464

Gross unrealized appreciation	$61,993,063
Gross unrealized depreciation	(60,529,061)

Net unrealized appreciation	$1,464,002

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Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended September 30, 2017, the Fund’s investment adviser fee amounted to $10,293,449. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

During the six months ended September 30, 2017, EVM reimbursed the Fund $10,368 for a trading error. The amount of the reimbursement by EVM had an impact on total return on net asset value of less than 0.01%.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended September 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$389,017,025	$460,564,845
U.S. Government and Agency Securities	162,512,927	84,454,733

	$551,529,952	$545,019,578

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended September 30, 2017 and the year ended March 31, 2017.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended September 30, 2017 and the year ended March 31, 2017.

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2017 is included in the Portfolio of Investments. At September 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment

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Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

by the Fund for those derivatives in a liability position. At September 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $674,959. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $420,000 at September 30, 2017.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2017 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized appreciation*	$—	$—	$865,100	$865,100
Receivable for open forward foreign currency exchange contracts	—	341,235	—	341,235

Total Asset Derivatives	$—	$341,235	$865,100	$1,206,335

Derivatives not subject to master netting or similar agreements	$—	$—	$865,100	$865,100

Total Asset Derivatives subject to master netting or similar agreements	$—	$341,235	$—	$341,235

	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized appreciation*	$—	$—	$(36,504)	$(36,504)
Payable for open forward foreign currency exchange contracts	—	(447,026)	—	(447,026)
Receivable for open swap contracts; Premium received on open non-centrally cleared swap contracts	(227,933)	—	—	(227,933)

Total Liability Derivatives	$(227,933)	$(447,026)	$(36,504)	$(711,463)

Derivatives not subject to master netting or similar agreements	$—	$—	$(36,504)	$(36,504)

Total Liability Derivatives subject to master netting or similar agreements	$(227,933)	$(447,026)	$—	$(674,959)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Colateral Received

BNP Paribas	$9,616	$(5,684)	$—	$—	$3,932	$—
Deutsche Bank AG	950	(950)	—	—	—	—
Goldman Sachs International	1,710	(1,710)	—	—	—	—
JPMorgan Chase Bank, N.A.	4,869	(4,869)	—	—	—	—
State Street Bank and Trust Company	324,090	(202,589)	—	—	121,501	—

	$341,235	$(215,802)	$—	$—	$125,433	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Colateral Pledged

BNP Paribas	$(5,684)	$5,684	$—	$—	$—	$—
Citibank, N.A.	(173,624)	—	—	130,000	(43,624)	130,000
Deutsche Bank AG	(106,689)	950	—	—	(105,739)	—
Goldman Sachs International	(130,498)	1,710	—	128,788	—	190,000
HSBC Bank USA, N.A.	(39,363)	—	—	30,000	(9,363)	30,000
JPMorgan Chase Bank, N.A.	(16,512)	4,869	—	11,643	—	40,000
State Street Bank and Trust Company	(202,589)	202,589	—	—	—	30,000

	$(674,959)	$215,802	$—	$300,431	$(158,726)	$420,000

Total-Deposits for OTC Derivatives						$420,000

(a)	In some instances, the total cash collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at September 30, 2017 is included at Note 9.

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Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2017 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate
Net realized gain (loss) —
Financial futures contracts	$—	$—	$(2,142,799)
Swap contracts	325,934	—	(26,491)

Forward foreign currency exchange contract transactions	—	(4,746,342)	—

Total	$325,934	$(4,746,342)	$(2,169,290)
Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$682,161
Swap contracts	(138,951)	—	91,318

Forward foreign currency exchange contracts	—	(140,263)	—

Total	$(138,951)	$(140,263)	$773,479

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended September 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$122,140,000	$62,161,000	$21,698,000

8  Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with major financial institutions to borrow up to $900 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through December 21, 2018, the Fund pays a facility fee of 0.25% (0.35% if the Fund’s outstanding borrowings are less than 65% of the borrowing limit) per annum on the borrowing limit. The Fund also paid an upfront fee of $1,620,000, which is being amortized to interest expense over a period of three years through December 2018. The unamortized balance at September 30, 2017 is approximately $645,000 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2017, the Fund had borrowings outstanding under the Agreement of $615,000,000 at an interest rate of 2.10%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2017 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2017. Facility fees for the six months ended September 30, 2017 totaled $1,143,750 and are included in interest expense and fees on the Statement of Operations. For the six months ended September 30, 2017, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $586,092,896 and 2.02%, respectively.

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Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

9  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of September 30, 2017 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Treasury and Agency Securities Pledged as Collateral
Bank of America	9/7/17	10/6/17	1.28%	$27,317,500	$27,339,839	$27,551,758
Bank of America	9/7/17	10/6/17	1.32	49,964,803	50,007,093	50,792,762
KGS Alpha Capital	9/7/17	10/6/17	1.34	43,251,627	43,288,503	44,034,667

Total				$120,533,930	$120,635,435	$122,379,187

The Fund also pledged cash of $1,182,000 to KGS Alpha Capital as additional collateral for its reverse repurchase obligations. At September 30, 2017, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

For the six months ended September 30, 2017, the average annual borrowings under settled reverse repurchase agreements and the average annual interest rate were $123,866,750 and 1.21%, respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. At September 30, 2017, the market value of securities and cash pledged for the benefit of counterparties for reverse repurchase agreements exceeded the amount of borrowings for each counterparty. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at September 30, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2017.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies or entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

63

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Notes to Financial Statements (Unaudited) — continued

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$919,235,323	$3,451,566	$922,686,889
Corporate Bonds & Notes	—	879,259,458	—	879,259,458
Foreign Government Securities	—	58,639,788	—	58,639,788
Sovereign Loans	—	6,487,406	—	6,487,406
Mortgage Pass-Throughs	—	156,982,243	—	156,982,243
Collateralized Mortgage Obligations	—	413,747,355	—	413,747,355
Commercial Mortgage-Backed Securities	—	87,796,742	—	87,796,742
Asset-Backed Securities	—	62,644,288	—	62,644,288
U.S. Government Agency Obligations	—	32,136,916	—	32,136,916
U.S. Treasury Obligations	—	27,551,758	—	27,551,758
Common Stocks	4,867,645	3,574,485	6,900,146	15,342,276
Convertible Bonds	—	225,422	—	225,422
Convertible Preferred Stocks	—	—	555,000	555,000
Closed-End Funds	22,696,728	—	—	22,696,728
Miscellaneous	—	1,335	0	1,335
Short-Term Investments —
Foreign Government Securities	—	376,241	—	376,241
U.S. Treasury Obligations	—	498,897	—	498,897
Other	—	78,464,741	—	78,464,741

Total Investments	$27,564,373	$2,727,622,398	$10,906,712	$2,766,093,483
Forward Foreign Currency Exchange Contracts	$—	$341,235	$—	$341,235
Futures Contracts	777,745	—	—	777,745
Swap Contracts	—	87,355	—	87,355

Total	$28,342,118	$2,728,050,988	$10,906,712	$2,767,299,818

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(447,026)	$—	$(447,026)
Swap Contracts	—	(264,437)	—	(264,437)

Total	$—	$(711,463)	$—	$(711,463)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2017 is not presented.

At September 30, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

12  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $4,460,000 (equal to 0.25% of net assets applicable to common shares at September 30, 2017). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

64

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

65

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Limited Duration Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating rate loans, mortgage-backed securities and high-yield bonds. The Board considered the resources available to investment professionals of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

66

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Board of Trustees’ Contract Approval — continued

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board noted the Fund’s performance relative to its customized peer group and concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

67

Eaton Vance

Limited Duration Income Fund

September 30, 2017

Officers and Trustees

Officers of Eaton Vance Limited Duration Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Limited Duration Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of September 30, 2017, Fund records indicate that there are 77 registered shareholders and approximately 77,130 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVV.

68

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

69

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7731    9.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017